                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 37                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 41                                               [X]

                        (Check appropriate box or boxes.)

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: January 1, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on (January 1, 2005) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

YOUR
AMERICAN CENTURY INVESTMENTS
PROSPECTUS

INVESTOR CLASS

CALIFORNIA TAX-FREE MONEY MARKET FUND

CALIFORNIA LIMITED-TERM TAX-FREE FUND

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND

CALIFORNIA LONG-TERM TAX-FREE FUND

JANUARY 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services

American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

AN OVERVIEW OF THE FUNDS......................................................X

FUND PERFORMANCE HISTORY......................................................X

      California Tax-Free Money Market Fund...................................X
      California Limited-Term Tax-Free Fund
      California Intermediate-Term Tax-Free Fund
      California Long-Term Tax-Free Fund......................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

      California Tax-Free Money Market Fund...................................X
      California Limited-Term Tax-Free Fund
      California Intermediate-Term Tax-Free Fund
      California Long-Term Tax-Free Fund......................................X

BASICS OF FIXED-INCOME INVESTING..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

FINANCIAL HIGHLIGHTS..........................................................X

                    THIS  SYMBOL  IS  USED  THROUGHOUT  THE  BOOK  TO  HIGHLIGHT
               DEFINITIONS OF KEY INVESTMENT  TERMS AND TO PROVIDE OTHER HELPFUL
               INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek safety of principal  and high current  income that is exempt from federal and California income taxes.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers  invest at least 80% of the funds'  assets in DEBT  SECURITIES issued by cities,  counties  and other  municipalities  in  California  and U.S.
territories,  such as Puerto Rico,  that have  interest  exempt from federal and
California  income taxes.  Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences  among the funds' primary  investments  and principal  risks.  It is designed to help you compare these funds with each other;  it should not be used to compare these funds with other mutual funds.  A more detailed  description of the funds' investment strategies and risks begins on page x.

                    DEBT SECURITIES  INCLUDE  FIXED-INCOME  INVESTMENTS  SUCH AS
               NOTES, BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES. VERY
               SHORT-TERM  DEBT SECURITIES  (THOSE WITH MATURITIES  SHORTER THAN
               397 DAYS) ARE CALLED MONEY MARKET INSTRUMENTS.

               FUND                       PRIMARY INVESTMENTS        PRINCIPAL RISKS

LOWER INCOME   California Tax-Free       High-quality, very          California economic risk
MORE LIQUID    Money Market              short-term debt securities  Lowest credit risk
SHORTER TERM                                                         Lowest interest rate risk
                                                                     Lowest liquidity risk

               California Limited-Term   Quality debt securities     California economic risk
               Tax-Free                  with a weighted average     Moderate credit risk
                                         maturity of 1-5 years       Low interest rate risk
                                                                     Moderate liquidity risk

               California Intermediate-  Quality debt securities     California economic risk
               Term Tax-Free             with a weighted average     Moderate credit risk
                                         maturity of 5-10 years      Moderate interest rate risk
                                                                     Moderate liquidity risk

               California Long-Term      Quality debt securities     California economic risk
HIGHER INCOME  Tax-Free                  with a weighted             Moderate credit risk
LESS LIQUID                              average maturity            High interest rate risk
LONGER TERM                              of 10 or more years         Moderate liquidity risk

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o  a California resident or taxpayer

o  seeking current tax-free income

o  comfortable with risk based on California's economy

o  comfortable with the funds' other investment risks

o  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o  investing in an IRA or other tax-advantaged retirement plan

o  investing for long-term growth

o  looking for the added security of FDIC insurance

                    AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS
               NOT  INSURED  OR  GUARANTEED  BY THE  FEDERAL  DEPOSIT  INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

CALIFORNIA TAX-FREE MONEY MARKET FUND

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA TAX-FREE MONEY MARKET FUND - INVESTOR CLASS(1)

2003                      0.60%
2002                      1.06%
2001                      2.20%
2000                      3.30%
1999                      2.66%
1998                      2.95%
1997                      3.19%
1996                      3.07%
1995                      3.41%
1994                      2.42%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,  THE
     FUND'S YEAR-TO-DATE RETURN WAS 0.47%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                            HIGHEST              LOWEST

California Tax-Free Money Market            0.89% (2Q 2000)      0.10% (3Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares for the periods indicated.

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003      1 YEAR     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET
   Investor Class                                   0.60%      1.96%      2.48%
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years or for each full calendar year in the life of a fund if less than 10 years.  They  indicate the  volatility of the funds' historical  returns from year to year.  Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown.

CALIFORNIA LIMITED-TERM TAX-FREE FUND -- INVESTOR CLASS(1)

2003                      2.45%
2002                      6.37%
2001                      4.95%
2000                      7.03%
1999                      1.13%
1998                      4.91%
1997                      5.34%
1996                      3.93%
1995                      8.32%
1994                     -0.61%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,  THE
     FUND'S YEAR-TO-DATE RETURN WAS 0.85%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                         HIGHEST               LOWEST

California Limited-Term Tax-Free         3.09% (3Q 2002)       -1.58% (2Q 2004)
--------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND -- INVESTOR CLASS(1)

2003            3.23%
2002            8.80%
2001            4.35%
2000           10.14%
1999           -1.09%
1998            5.59%
1997            7.45%
1998            4.25%
1995           13.52%
1994           -3.72%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,  THE
     FUND'S YEAR-TO-DATE RETURN WAS 1.96%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                           HIGHEST              LOWEST

California Intermediate-Term Tax-Free      5.25% (1Q 1995)      -3.98% (1Q 1994)
--------------------------------------------------------------------------------

CALIFORNIA LONG-TERM TAX-FREE FUND -- INVESTOR CLASS(1)

2003            4.51%
2002            8.69%
2001            4.23%
2000           14.92%
1999           -5.22%
1998            6.31%
1997            9.74%
1996            3.59%
1995           19.80%
1994           -6.51%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,  THE
     FUND'S YEAR-TO-DATE RETURN WAS 2.80%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                           HIGHEST              LOWEST

California Long-Term Tax-Free              7.13% (1Q 1995)      -5.71% (1Q 1994)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares  through  tax-deferred  arrangements  such as 401(k)  plans or IRAs.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR    5 YEARS   10 YEARS

--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE

Return Before Taxes                                2.45%    4.36%     4.35%

Return After Taxes on Distributions                2.45%    4.33%     4.33%

Return After Taxes on Distributions
   and Sale of Fund Shares                         2.54%    4.23%     4.27%

Lehman Brothers 3-Year Municipal Bond Index        2.68%    4.82%     4.86%
   (reflects no deduction for fees,
   expenses and taxes)
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE

Return Before Taxes                                3.23%    5.01%     5.14%

Return After Taxes on Distributions                3.23%    4.94%     5.03%

Return After Taxes on Distributions
   and Sale of Fund Shares                         3.47%    4.87%     5.00%

Lehman Brothers 5-Year General Obligation Index    4.19%    5.47%     5.41%
   (reflects no deduction for fees,
   expenses and taxes)
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE

Return Before Taxes                                4.51%    5.22%     5.73%

Return After Taxes on Distributions                4.50%    5.22%     5.63%

Return After Taxes on Distributions
   and Sale of Fund Shares                         4.55%    5.16%     5.59%

Lehman Brothers Long-Term Municipal Bond Index     6.13%    5.95%     6.40%
   (reflects no deduction for fees,
   expenses and taxes)

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

o  to exchange into the same class of shares of other American Century funds

o  to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS
   Maximum Account Maintenance Fee                           $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    MANAGEMENT  DISTRIBUTION AND      OTHER       TOTAL ANNUAL FUND
                                    FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2) OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET
   Investor Class                    0.50%          None               0.02%          0.52%
----------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE
   Investor Class                    0.50%          None               0.00%          0.50%
----------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE
   Investor Class                    0.50%          None               0.00%          0.50%
----------------------------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE
   Investor Class                    0.50%          None               0.00%          0.50%
----------------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR  FUND DURING THE FUNDS' MOST
     RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES.  AS A RESULT, THE
     FUNDS' MANAGEMENT FEE RATES GENERALLY  DECREASE AS FUND ASSETS INCREASE AND
     INCREASE AS FUND ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT TRUSTEES
     AND THEIR LEGAL  COUNSEL,  INTEREST AND, FOR MONEY MARKET FUNDS,  PORTFOLIO
     INSURANCE.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET
   Investor Class                       $53       $167        $290        $652
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE
   Investor Class                       $51       $160        $279        $627
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE
   Investor Class                       $51       $160        $279        $627
--------------------------------------------------------------------------------
CaLIFORNIA LONG-TERM TAX-FREE
   Investor Class                       $51       $160        $279        $627
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

CALIFORNIA TAX-FREE MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks safety of principal  and high current  income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's assets are invested in HIGH-QUALITY,  very short-term debt securities of which at least  80% must have  interest  payments  exempt  from  federal  and
California income taxes. Cities, counties and other MUNICIPALITIES in California and U.S.  territories,  such as Puerto Rico,  usually issue these securities for public  projects,  such as schools and roads.  Income from these  securities  is exempt from regular  federal income tax, state tax and the  alternative  minimum tax.

                    A  HIGH-QUALITY  DEBT SECURITY IS ONE THAT HAS BEEN RATED BY
               AN  INDEPENDENT  RATING  AGENCY  IN ITS  TOP TWO  CREDIT  QUALITY
               CATEGORIES  OR  DETERMINED  BY THE  ADVISOR  TO BE OF  COMPARABLE
               QUALITY.  THE DETAILS OF THE FUND'S CREDIT QUALITY  STANDARDS ARE
               DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                    MUNICIPALITIES    INCLUDE    STATES,    CITIES,    COUNTIES,
               INCORPORATED  TOWNSHIPS,   THE  DISTRICT  OF  COLUMBIA  AND  U.S.
               TERRITORIES  AND  POSSESSIONS.  THEY CAN ISSUE  PRIVATE  ACTIVITY
               BONDS AND PUBLIC PURPOSE BONDS.

A  description  of the  fund's  policies  and  procedures  with  respect  to the disclosure  of the  fund's  portfolio  securities  is  available  in the  fund's statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because  high-quality,  very  short-term  debt  securities  are among the safest
securities   available,   the  interest   they  pay  is  among  the  lowest  for
income-paying  securities.  Accordingly,  the yield on this fund will  likely be lower  than the yield on funds  that  invest  in  longer-term  or  lower-quality securities.

Because  the  fund  invests  in  California  municipal  securities,  it  will be sensitive  to events that affect  California's  economy.  It may be riskier than funds that invest in a larger universe of securities.

When determining whether to sell a security, fund managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives,  general market conditions and any other factor deemed relevant by the fund managers.

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that is exempt from federal and California income taxes.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers buy QUALITY debt  securities,  and will invest at least 80% of the funds' assets in debt securities with interest  payments exempt from federal and  California  income  taxes.  Cities,  counties and other  MUNICIPALITIES  in
California  and U.S.  territories,  such as Puerto  Rico,  usually  issue  these securities for public projects, such as schools and roads.

                    A QUALITY  DEBT  SECURITY  IS ONE THAT HAS BEEN  RATED BY AN
               INDEPENDENT   RATING  AGENCY  IN  THE  TOP  FOUR  CREDIT  QUALITY
               CATEGORIES  OR  DETERMINED  BY THE  ADVISOR  TO BE OF  COMPARABLE
               CREDIT  QUALITY.   THE  DETAILS  OF  THE  FUNDS'  CREDIT  QUALITY
               STANDARDS   ARE   DESCRIBED  IN  THE   STATEMENT  OF   ADDITIONAL
               INFORMATION.

                    MUNICIPALITIES    INCLUDE    STATES,    CITIES,    COUNTIES,
               INCORPORATED  TOWNSHIPS,   THE  DISTRICT  OF  COLUMBIA  AND  U.S.
               TERRITORIES  AND  POSSESSIONS.  THEY CAN ISSUE  PRIVATE  ACTIVITY
               BONDS AND PUBLIC PURPOSE BONDS.

The funds may purchase  securities in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment
transactions,   the  funds  may  purchase  securities  in  advance  to  generate additional income.

The funds also may invest in  derivative  instruments  such as options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that  such  investment  are in  keeping  with the  funds'
investment objective.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in  cash or  cash-equivalent  securities.  To the  extent  the  funds  assume  a defensive  position,  they will not be pursuing their investment  objectives and may generate  taxable  income.  The funds generally limit their purchase of debt securities to investment-grade obligations.

When determining whether to sell a security, fund managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives,  general market conditions and any other factor deemed  relevant by the fund managers.

A  description  of the  funds'  policies  and  procedures  with  respect  to the disclosure  of the  funds'  portfolio  securities  is  available  in the  funds'
statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds  differ in the maturity of the debt  securities  they  purchase.  This difference is shown in the chart below.

                                         TYPICAL MATURITY     WEIGHTED
                                         OF INVESTMENTS       AVERAGE MATURITY

California Limited-Term Tax-Free         1-10 years           1-5 years

California Intermediate-Term Tax-Free    4 or more years      5-10 years

California Long-Term Tax-Free            7 or more years      10 or more years

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different  WEIGHTED  AVERAGE  MATURITIES,  each fund will respond  differently to changes in interest  rates.  Funds with longer  weighted average  maturities are generally more sensitive to interest rate changes.  When interest rates rise, the funds' share values will decline,  but the share values of funds with longer weighted average maturities generally will decline further.

                    WEIGHTED  AVERAGE MATURITY IS DESCRIBED IN MORE DETAIL UNDER
               Basics of Fixed-Income Investing.

Because  the  funds  invest in  California  municipal  securities,  they will be sensitive to events that affect California's  economy.  They may be riskier than funds that invest in a larger universe of securities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  -- in part  because a  relatively  small price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  weighted  average  maturity.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                         AMOUNT OF        PERCENT OF     REMAINING      WEIGHTED
                         SECURITY OWNED   PORTFOLIO      MATURITY       MATURITY

Debt Security A          $100,000         25%             4 years        1 year

Debt Security B          $300,000         75%            12 years        9 years

Weighted Average Maturity                                               10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund; when rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                   $100.00               $99.06               -0.94%

3 years                  $100.00               $97.38               -2.62%

10 years                 $100.00               $93.20               -6.80%

30 years                 $100.00               $88.69              -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult, competitive environment or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt  securities  rated in one of the highest  four  categories  by a nationally recognized  securities  rating  organization  are considered  investment  grade.
Although  they are  considered  investment  grade,  an  investment in these debt securities  still  involves  some credit risk because even a AAA rating is not a guarantee of payment.  For a complete description of the ratings system, see the
Statement of  Additional  Information.  The funds' credit  quality  restrictions apply  at the  time of  purchase;  the  funds  will not  necessarily  sell  debt securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                                       INTEREST RATE RISK  CREDIT RISK   LIQUIDITY RISK

California Tax-Free Money Market           Lowest           Lowest         Lowest

California Limited-Term Tax-Free           Low              Moderate       Moderate

California Intermediate-Term Tax-Free      Moderate         Moderate       Moderate

California Long-Term Tax-Free              High             Moderate       Moderate

The funds  engage in a variety of  investment  techniques  as they pursue  their investment  objectives.  Each technique has its own characteristics and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the Statement of Additional Information before making an investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees,  investment  advisor and fund  management  teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provided  to the funds,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as each of the funds  (the  "Category  Fee") and (ii) the assets of all funds in the American  Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  paid all expenses of managing and operating the funds except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be paid by the funds' advisor to  unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED AUGUST 31, 2004              INVESTOR CLASS

California Tax-Free Money Market                               0.49%

California Limited-Term Tax-Free                               0.50%

California Intermediate-Term Tax-Free                          0.50%

California Long-Term Tax-Free                                  0.50%

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities for a fund as they see fit, guided by a fund's investment  objectives and strategy.

CALIFORNIA TAX-FREE MONEY MARKET

The fund is managed by the Money Market Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises  the American  Century Money Market team. He has been a member of the team since  July 2001.  He joined  American  Century in May 1991 as a  Municipal
Portfolio  Manager.  He  has  a  bachelor's  degree  in  economics  from  Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President,  Director of Municipal Investments and Senior
Portfolio  Manager,  has been a member of the team since January 1988. He joined
American  Century in June  1987.  He has a  bachelor's  degree in  business  and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

DENISE LATCHFORD

Ms. Latchford, Vice President and Senior Portfolio Manager, has been a member of the team since January 1996.  She joined  American  Century in 1988,  becoming a member of its  investment  management  department in 1991.  She has a bachelor's degree in accounting from San Diego State  University and an MBA in finance from
Golden Gate University - San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined  American  Century in 1997 as an  Investment  Administrator.  He has a
bachelor's degree in finance from San Francisco State University.

TODD PARDULA

Mr. Pardula Vice President and Portfolio Manager,  has been a member of the team since May 1994.  He joined  American  Century in  February  1990 as an  Investor
Services  Representative.  He also was an Associate Municipal Credit Analyst for two years. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms.  Paschen,   Portfolio  Manager,  joined  the  team  in  October  2000  as  a
Fixed-Income  Trader and was promoted to Portfolio Manager in February 2003. She joined  American  Century  in  1998  as a  Senior  Fund  Accountant.  She  has a
bachelor's  degree in finance from the University of Iowa and a master's  degree from Golden Gate University - San Francisco.

CALIFORNIA LIMITED-TERM TAX-FREE
CALIFORNIA INTERMEDIATE-TERM TAX-FREE
CALIFORNIA LONG-TERM TAX-FREE

The funds are managed by the Municipal  Bond team,  whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991,  when he joined American  Century as a Municipal  Portfolio
Manager.  He has a bachelor's  degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President,  Director of Municipal Investments and Senior
Portfolio  Manager,  has been a member of the team since January 1988. He joined
American  Century in June  1987.  He has a  bachelor's  degree in  business  and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager,  has been a member of the team since April 2000. He joined American  Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business  administration-finance from San
Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr.  Salinger,  Vice President and Portfolio  Manager,  has been a member of the team since  October  1996.  He joined  American  Century in April 1992. He has a bachelor's degree in quantitative  economics from the University of California -
San Diego. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The  Board of  Trustees  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
 ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
 BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations

1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans

1-800-345-3533

Automated Information Line

1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR Fax section. Give your bank the following information to wire money.

o Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200
Kansas City, MO 64141-6200

Fax

816-340-7962

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the minimum investment for California Tax-Free Money Market is  $2,500.  The  minimum  for all other  funds is $5,000.  These  funds are not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

                    PERSONAL  ACCOUNTS  INCLUDE   INDIVIDUAL   ACCOUNTS,   JOINT
               ACCOUNTS,   UGMA/UTMA   ACCOUNTS,   PERSONAL  TRUSTS,   COVERDELL
               EDUCATION SAVINGS ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,  ROTH,
               ROLLOVER,  SEP-,  SARSEP- AND  SIMPLE-IRAS),  AND  CERTAIN  OTHER
               RETIREMENT  ACCOUNTS.   IF  YOU  HAVE  ONLY  BUSINESS,   BUSINESS
               RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY  BROKERAGE
               ACCOUNTS,  YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY
               BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

                    A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other  transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds  to your  address  of  record.  Please  note  that you may  incur a tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  board of  trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  does not have access to the  underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a financial  intermediary,  your  ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please contact your  FINANCIAL  INTERMEDIARY  for a complete  description of its policies. Copies of the funds' annual reports,  semiannual reports and Statement of Additional Information are available from your intermediary.

                    FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,   BROKER-DEALERS,
               INSURANCE COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

MONEY MARKET FUNDS

A money  market  fund  declares  distributions  from  net  income  daily.  These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you elect to have dividends and/or  capital gains sent to another  American  Century  account,  to your bank electronically, or to your home address or to another address by check.

Except as described in the next paragraph, you will begin to participate in fund distributions  the next business day after your  purchase is  effective.  If you redeem  shares,  you will  receive  the  distribution  declared  for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o    notify us of your purchase prior to 11 a.m. Central time AND

o    pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also,  we will wire your  redemption  proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

OTHER FUNDS

Each fund pays distributions from net income monthly, and generally pays capital gain  distributions,  if any, once a year, usually in December.  A fund may make more frequent distributions,  if necessary, to comply with Internal Revenue Code provisions.  Distributions  are reinvested  automatically  in additional  shares unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another address by check.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

TAXES

TAX-EXEMPT INCOME

Most of the income that the funds  receive from  municipal  securities is exempt
from   California  and  regular   federal  income  taxes.   However,   corporate
shareholders  should be aware that  distributions  are  subject to  California's corporate franchise tax.

TAXABLE INCOME

The funds'  investment  performance  also is based on sources  other than income from municipal securities.  These investment  performance sources, while not the primary source of fund distributions,  will generate taxable income to you. Some of these investment performance sources are

o    MARKET DISCOUNT  PURCHASES.  The funds may buy a tax-exempt  security for a price less than the principal  amount of the bond. If the price of the bond increases  over time,  a portion  of the gain may be  treated  as  ordinary income and taxable as ordinary income if it is distributed to shareholders.

o    CAPITAL GAINS.  When a fund sells a security,  even a tax-exempt  municipal security,  it can generate a capital gain or loss, which you must report on your tax return.

o    TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities.  Distributions of income are generally exempt from  regular  federal  income tax.  However,  if  distributions  are  federally taxable,  such  distributions may be designated as QUALIFIED DIVIDEND INCOME. If so,  and if you meet a minimum  required  holding  period  with  respect to your shares of the fund, such  distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%

The tax status of any  distribution  of capital  gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the  fund or  whether  you  reinvest  your  distributions  in additional  shares  or take them in cash.  American  Century  or your  financial intermediary  will inform you of the tax status of fund  distributions  for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain and will be  disallowed  to the extent of any  distribution  of  tax-exempt income  to you  with  respect  to those  shares.  If a loss is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm. Their  Independent  Auditors'
Report and the financial  statements  are included in the funds' Annual  Report, which is available upon request.

CALIFORNIA TAX-FREE MONEY MARKET - FINANCIAL HIGHLIGHTS
INVESTOR CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.01       0.01       0.01       0.03       0.03
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.01)     (0.01)     (0.01)     (0.03)     (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)             0.58%      0.73%      1.24%      2.86%      3.11%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.52%      0.51%      0.51%      0.50%      0.49%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.57%      0.76%      1.24%      2.84%      3.07%
-------------------------
Net Assets, End of Period
(in thousands)              $600,882   $621,747   $528,188   $551,722   $640,476
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

CALIFORNIA LIMITED-TERM TAX-FREE - FINANCIAL HIGHLIGHTS
INVESTOR CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.70     $10.82     $10.69     $10.40     $10.27
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.28       0.30       0.35       0.42       0.41
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.01      (0.10)      0.16       0.29       0.13
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.29       0.20       0.51       0.71       0.54
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.28)     (0.30)     (0.35)     (0.42)     (0.41)
-------------------------
  From Net
  Realized Gains              --(1)     (0.02)     (0.03)       --         --
--------------------------------------------------------------------------------
  Total Distributions        (0.28)     (0.32)     (0.38)     (0.42)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.71     $10.70     $10.82     $10.69     $10.40
================================================================================
  TOTAL RETURN(2)             2.75%      1.87%      4.91%      6.94%      5.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.59%      2.78%      3.30%      3.97%      4.05%
-------------------------
Portfolio Turnover Rate        55%        34%        50%        63%        97%
-------------------------
Net Assets, End of Period
(in thousands)              $219,949   $228,030   $205,066   $163,929   $142,205
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

CALIFORNIA INTERMEDIATE-TERM TAX-FREE - FINANCIAL HIGHLIGHTS
INVESTOR CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.28     $11.55     $11.47     $11.08     $10.85
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.44       0.45       0.47       0.50       0.50
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.13      (0.23)      0.15       0.39       0.23
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.57       0.22       0.62       0.89       0.73
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.44)     (0.45)     (0.47)     (0.50)     (0.50)
-------------------------
  From Net
  Realized Gains               --       (0.04)     (0.07)       --         --
--------------------------------------------------------------------------------
  Total Distributions        (0.44)     (0.49)     (0.54)     (0.50)     (0.50)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.41     $11.28     $11.55     $11.47     $11.08
================================================================================
  TOTAL RETURN(1)             5.13%      1.91%      5.63%      8.22%      6.95%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.87%      3.89%      4.13%      4.45%      4.64%
-------------------------
Portfolio Turnover Rate        20%        25%        41%        94%        73%
-------------------------
Net Assets, End of Period
(in thousands)              $418,655   $451,131   $477,494   $449,975   $444,571
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

CALIFORNIA LONG-TERM TAX-FREE - FINANCIAL HIGHLIGHTS
INVESTOR CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
---------------------------------------------------------------------------------
                               2004       2003       2002       2001       2000
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.43     $11.75     $11.70     $11.11     $10.86
---------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.51       0.53       0.53       0.55       0.56
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.26      (0.32)      0.05       0.59       0.25
---------------------------------------------------------------------------------
  Total From
  Investment Operations        0.77       0.21       0.58       1.14       0.81
---------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.51)     (0.53)     (0.53)     (0.55)     (0.56)
-------------------------
  From Net
  Realized Gains               --(1)       --         --         --         --
---------------------------------------------------------------------------------
  Total Distributions         (0.51)     (0.53)     (0.53)     (0.55)     (0.56)
---------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.69     $11.43     $11.75     $11.70     $11.11
=================================================================================
  TOTAL RETURN(2)              6.83%      1.81%      5.14%     10.55%      7.79%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.39%      4.54%      4.58%      4.87%      5.24%
-------------------------
Portfolio Turnover Rate         19%        23%        43%        31%        24%
-------------------------
Net Assets, End of Period
(in thousands)               $468,891   $497,165   $327,150   $331,090   $303,480
---------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                           FUND CODE   TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   Investor Class                           930       BCTXX       AmC CATF
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
   Investor Class                           936       BCSTX       CaLtdTF
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
   Investor Class                           931       BCITX       CaIntTF
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE FUND
   Investor Class                           932       BCLTX       CaLgTF
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0501
SH-PRS-xxxx

YOUR
AMERICAN CENTURY INVESTMENTS
PROSPECTUS

INVESTOR CLASS

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

JANUARY 1, 2005

EFFECTIVE JANUARY 30, 2003, CALIFORNIA HIGH-YIELD MUNICIPAL CLOSED TO NEW RETAIL
INVESTORS,  BUT IS AVAILABLE THROUGH FINANCIAL  INTERMEDIARIES.  ANY SHAREHOLDER
WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL  INVESTMENTS AND
REINVEST  DIVIDENDS  AND CAPITAL  GAINS  DISTRIBUTIONS  AS LONG AS SUCH  ACCOUNT
REMAINS OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services

American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

AN OVERVIEW OF THE FUND......................................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

BASICS OF FIXED-INCOME INVESTING.............................................X

MANAGEMENT...................................................................X

INVESTING WITH AMERICAN CENTURY..............................................X

SHARE PRICE AND DISTRIBUTIONS................................................X

TAXES........................................................................X

MULTIPLE CLASS INFORMATION...................................................X

FINANCIAL HIGHLIGHTS.........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current  income that is exempt from federal and  California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund  managers  invest  at  least  80% of the  fund's  assets  in  municipal securities with income payments exempt from federal and California income taxes.
Cities,  counties and other  municipalities  in California and U. S. territories usually issue these securities for public projects,  such as schools, roads, and water and sewer systems.

o    INTEREST RATE RISK - Generally,  when interest rates rise, the value of the fund's  fixed-income  securities  will  decline.  The opposite is true when interest rates decline.

o    CREDIT  RISK - The  value of the  fund's  fixed-income  securities  will be affected  adversely  by any  erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

o    LIQUIDITY RISK - The market for  lower-quality  debt securities,  including junk bonds,  is  generally  less liquid than the market for  higher-quality debt  securities,  and at  times  it  may  become  difficult  to  sell  the lower-quality debt securities.

o    PRINCIPAL  LOSS - It is possible to lose money by  investing in the fund.

A more detailed description of the fund's investment strategies and risks begins on page x.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o  a California resident or taxpayer

o  seeking current tax-free income

o  comfortable with risk based on California's economy

o  comfortable with the fund's other investment risks

o  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o  investing in an IRA or other tax-advantaged retirement plan

o  investing for long-term growth

o  looking for the added security of FDIC insurance

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)

2003                   5.72%
2002                   9.10%
2001                   5.02%
2000                  12.70%
1999                  -3.31%
1998                   6.73%
1997                  10.50%
1996                   5.89%
1995                  18.29%
1994                  -5.36%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,  THE
     FUND'S YEAR-TO-DATE RETURN WAS 4.63%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                       HIGHEST                 LOWEST

California High-Yield Municipal        7.18% (1Q 1995)         -4.54% (1Q 1994)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period  shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003   1 YEAR     5 YEARS    10 YEARS

--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL

Return Before Taxes                              5.72%    5.71%      6.32%

Return After Taxes on Distributions              5.73%    5.71%      6.25%

Return After Taxes on Distributions
   and Sale of Fund Shares                       5.61%    5.66%      6.19%

Lehman Brothers Long-Term Municipal Bond Index   6.13%    5.95%      6.40%
   (reflects no deduction for fees, expenses
   and taxes)

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

o  to exchange into the same class of shares of other American Century funds

o  to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                              MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                              FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES

-----------------------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL
   Investor Class              0.53%            None              0.00%        0.53%
-----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS OF ALL  CLASSES OF THE FUND  DURING THE FUND'S  MOST RECENT
     FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE.  AS A RESULT,  THE FUND'S
     MANAGEMENT  FEE  RATE  GENERALLY  DECREASES  AS FUND  ASSETS  INCREASE  AND
     INCREASES AS FUND ASSETS DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                    1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL
   Investor Class                   $54        $170         $296        $664
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current  income that is exempt from  federal and  California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund  managers  must invest at least 80% of the fund's  assets in  MUNICIPAL
SECURITIES with income payments exempt from federal and California income taxes.
Cities,  counties and other  municipalities in California and U.S.  territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads and water and sewer systems.

               MUNICIPAL SECURITIES ARE A DEBT OBLIGATION ISSUED BY OR ON BEHALF
          OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES,
          THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy long- and intermediate-term  debt securities with income  payments exempt from regular federal income tax, but not exempt from the federal  alternative  minimum tax.  Cities,  counties  and other  municipalities
usually  issue  these  securities   (called  private  activity  bonds)  to  fund
for-profit private projects,  such as athletic stadiums,  airports and apartment buildings.

The fund managers seek to invest in securities  that will result in a high yield for the  fund.  To  accomplish  this,  the fund  managers  buy  investment-grade securities,  securities rated below investment grade,  including  so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined  by the  advisor  to be of  similar  quality.  The  issuers  of these securities often have short financial  histories or questionable  credit or have had and may continue to have problems making interest and principal payments.

Although California  High-Yield  Municipal invests primarily for income, it also employs techniques designed to realize capital  appreciation.  For example,  the fund  managers may select bonds with  maturities  and coupon rates that position the fund for potential capital appreciation for a variety of reasons,  including their view on the direction of future interest-rate  movements and the potential for a credit upgrade.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive  position , it will not be pursuing its investment  objectives and may generate taxable income.

When determining whether to sell a security, fund managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives,  general market conditions and any other factor deemed relevant by the fund managers.

A  description  of the  fund's  policies  and  procedures  with  respect  to the disclosure  of the  fund's  portfolio  securities  is  available  in the  fund's statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's  investments often have high credit risk, which helps the fund pursue a  higher  yield  than  more  conservatively  managed  bond  funds.  Issuers  of high-yield  securities are more vulnerable to real or perceived economic changes
(such as an economic  downturn or a prolonged  period of rising interest rates), political changes or adverse developments  specific to the issuer. These factors may be more  likely to cause an issuer of  low-quality  bonds to  default on its obligation to pay the interest and principal due under its securities.

The fund may  invest in  securities  rated  below  investment  grade or that are unrated,  including  bonds  that  are  in  technical  or  monetary  default.  By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for  lower-quality  debt securities is generally less liquid than the
market  for   higher-quality   securities.   Adverse   publicity   and  investor
perceptions,  as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities,  such as money market and short-term bond funds.  See the discussion on page X for more information  about the effects of changing  interest rates on the fund's portfolio.

The fund is  NONDIVERSIFIED.  As such,  it may hold large  positions  in a small number of securities.  If so, a price change in any one of those  securities may have a greater  impact on the  fund's  share  price  than would be the case in a diversified fund.

               A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

Some or all of the  fund's  income may be  subject  to the  federal  alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy.  California High-Yield Municipal may have a higher  level of risk than  funds  that  invest in a larger  universe  of securities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  -- in part  because a  relatively  small price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  weighted  average  maturity.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                          AMOUNT OF        PERCENT OF   REMAINING      WEIGHTED
                          SECURITY OWNED   PORTFOLIO    MATURITY       MATURITY

Debt Security A           $100,000         25%          4 years         1 year

Debt Security B           $300,000         75%         12 years         9 years

Weighted Average Maturity                                              10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund; when rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                   $100.00                $99.06               -0.94%

3 years                  $100.00                $97.38               -2.62%

10 years                 $100.00                $93.20               -6.80%

30 years                 $100.00                $88.69              -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt  securities  rated in one of the highest  four  categories  by a nationally recognized  securities  rating  organization  are considered  investment  grade.
Although  they are  considered  investment  grade,  an  investment in these debt securities  still  involves  some credit risk because even a AAA rating is not a guarantee of payment.  For a complete description of the ratings system, see the
Statement of  Additional  Information.  The fund's credit  quality  restrictions apply  at the  time of  purchase;  the  funds  will not  necessarily  sell  debt securities if they are downgraded by a rating agency.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment  objectives.  Each technique has its own characteristics and may pose some level of risk to the fund.  If you would  like to learn  more  about  these techniques,  please review the Statement of Additional Information before making an investment.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provided  to the fund,  the  advisor  received  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each  class of shares of each  specific  fund is  determined daily using a  two-component  formula  that takes into account (i) the daily net assets  of the  accounts  managed  by the  advisor  that are in the  same  broad investment  category as the fund (the "Category Fee") and (ii) the assets of all the funds in the  American  Century  family of funds (the  "Complex  Fee").  The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  paid all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be paid by the fund's advisor to  unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED AUGUST 31, 2004                INVESTOR CLASS

California High-Yield Municipal                         0.53%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives and strategy.

The fund is managed by the Municipal  Bond team,  whose  members are  identified below.

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991,  when he joined American  Century as a Municipal  Portfolio
Manager.  He has a bachelor's  degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President,  Director of Municipal Investments and Senior
Portfolio  Manager,  has been a member of the team since January 1988. He joined
American  Century in June  1987.  He has a  bachelor's  degree in  business  and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager,  has been a member of the team since April 2000. He joined American  Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business  administration-finance from San
Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr.  Salinger,  Vice President and Portfolio  Manager,  has been a member of the team since  October  1996.  He joined  American  Century in April 1992. He has a bachelor's degree in quantitative  economics from the University of California -
San Diego. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days. It also contains limits on short-term  transactions  in American  Century-
managed funds. In addition,  the Code of Ethics requires  portfolio managers and other  employees  with  access  to  information  about the  purchase  or sale of securities by the fund to obtain approval before  executing  permitted  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Trustees may change any other  policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
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AMERICANCENTURY.COM

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations

1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans

1-800-345-3533

Automated Information Line

1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
 BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o Our bank information

     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE -- OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax

816-340-7962

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
 AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds  to your  address  of  record.  Please  note  that you may  incur a tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee  for the following  transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  board of  trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  does not have access to the  underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a financial  intermediary,  your  ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please contact your  FINANCIAL  INTERMEDIARY  for a complete  description of its policies. Copies of the fund's annual report, semiannual report and Statement of
Additional Information are available from your intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include,  but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by the fund, as well as CAPITAL GAINS  realized
by  the  fund  on  the  sale  of  its  investment  securities.   The  fund  pays
distributions  from net income  monthly  and  generally  pays  distributions  of capital gains, if any, once a year, usually in December.  The fund may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.  Distributions  are reinvested  automatically  in additional  shares unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another address by check.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

TAXES

TAX-EXEMPT INCOME

Most of the income that the fund  receives from  municipal  securities is exempt
from   California  and  regular   federal  income  taxes.   However,   corporate
shareholders  should be aware that  distributions  are  subject to  California's corporate  franchise tax.

The fund also may  purchase  private  activity  bonds.  The  income  from  these securities is subject to the federal alternative minimum tax. If you are subject to the  alternative  minimum  tax,  distributions  from the fund that  represent income derived from private  activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME

The fund's  investment  performance  also is based on sources  other than income from municipal securities.  These investment  performance sources, while not the primary source of fund distributions,  will generate taxable income to you. Some of these investment performance sources are

o    MARKET  DISCOUNT  PURCHASES.  The fund may buy a tax-exempt  security for a price less than the principal  amount of the bond. If the price of the bond increases  over time,  a portion  of the gain may be  treated  as  ordinary income and taxable as ordinary income if it is distributed to shareholders.

o    CAPITAL GAINS. When the fund sells a security,  even a tax-exempt municipal security,  it can generate a capital gain or loss, which you must report on your tax return.

o    TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities.  Distributions of income are generally exempt from  regular  federal  income tax.  However,  if  distributions  are  federally taxable,  such  distributions may be designated as QUALIFIED DIVIDEND INCOME. If so,  and if you meet a minimum  required  holding  period  with  respect to your shares of the fund, such  distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
   and Qualified Dividend Income       5%                     15%

The tax status of any  distribution  of capital  gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the  fund or  whether  you  reinvest  your  distributions  in additional  shares  or take them in cash.  American  Century  or your  financial intermediary  will inform you of the tax status of fund  distributions  for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain and will be  disallowed  to the extent of any  distribution  of  tax-exempt income  to you  with  respect  to those  shares.  If a loss is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the fund  through  financial intermediaries: Investor Class, A Class, B Class and C Class. The shares offered by this prospectus are Investor Class shares,  which have no upfront or deferred charges, commissions or 12b-1 fees.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements  from the class offered by this  prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect performance. For additional information concerning the A, B or C Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange  privileges;  and (e) the B Class provides for automatic conversion  from that  class  into  shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page  itemizes  what  contributed  to the changes in share price during the most  recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm. Their  Independent  Auditors'
Report and the financial  statements  are included in the fund's Annual  Report, which is available upon request.

CALIFORNIA HIGH-YIELD MUNICIPAL - FINANCIAL HIGHLIGHTS
INVESTOR CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $9.65      $9.84      $9.79      $9.44      $9.36
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.52       0.52       0.52       0.52       0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.28      (0.19)      0.05       0.35       0.08
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.80       0.33       0.57       0.87       0.60
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.52)     (0.52)     (0.52)     (0.52)     (0.52)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $9.93      $9.65      $9.84      $9.79      $9.44
================================================================================
  TOTAL RETURN(1)             8.48%      3.35%      6.07%      9.50%      6.70%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.53%      0.54%      0.54%      0.54%      0.54%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    5.30%      5.24%      5.37%      5.45%      5.64%
-------------------------
Portfolio Turnover Rate        19%        30%        32%        47%        52%
-------------------------
Net Assets, End of Period
(in thousands)              $332,434   $334,032   $373,061   $336,400   $318,197
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                          FUND CODE    TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
   Investor Class                          933       BCHYX         CaHYMu

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0501
SH-PRS-xxxx

YOUR
AMERICAN CENTURY INVESTMENTS
PROSPECTUS

A CLASS
B CLASS
C CLASS

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

JANUARY 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President

Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

BASICS OF FIXED-INCOME INVESTING..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current  income that is exempt from federal and  California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund  managers  invest  at  least  80% of the  fund's  assets  in  municipal securities with income payments exempt from federal and California income taxes.
Cities,  counties and other  municipalities  in California and U. S. territories usually issue these securities for public projects,  such as schools, roads, and water and sewer systems.

o    INTEREST RATE RISK - Generally,  when interest rates rise, the value of the fund's  fixed-income  securities  will  decline.  The opposite is true when interest rates decline.

o    CREDIT  RISK - The  value of the  fund's  fixed-income  securities  will be affected  adversely  by any  erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

o    LIQUIDITY RISK - The market for  lower-quality  debt securities,  including junk bonds,  is  generally  less liquid than the market for  higher-quality debt  securities,  and at  times  it  may  become  difficult  to  sell  the lower-quality debt securities.

o    PRINCIPAL  LOSS - It is possible to lose money by  investing in the fund. A more detailed  description  of the fund's  investment  strategies and risks begins on page x

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o  a California resident or taxpayer

o  seeking current tax-free income

o  comfortable with risk based on California's economy

o  comfortable with the fund's other investment risks

o  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o  investing in an IRA or other tax-advantaged retirement plan

o  investing for long-term growth

o  looking for the added security of FDIC insurance

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

When the A, B or C Class of the fund has investment  results for a full calendar year, this section will feature charts that show

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average Annual Total Returns,  including a comparison of these returns to a benchmark index

If  the A,  B or C  Class  had  existed  during  the  periods  presented,  their performance would have been substantially  similar to that of the Investor Class because each  represents  an  investment  in the same  portfolio of  securities.
However, performance of the other classes would have been lower because of their higher expense ratios.

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)

2003                   5.72%
2002                   9.10%
2001                   5.02%
2000                  12.70%
1999                  -3.31%
1998                   6.73%
1997                  10.50%
1996                   5.89%
1995                  18.29%
1994                  -5.36%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,  THE
     FUND'S YEAR-TO-DATE RETURN WAS 4.63%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                       HIGHEST                  LOWEST

California High-Yield Municipal        7.18% (1Q 1995)          -4.54% (1Q 1994)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated  three  different  ways.  This  information is provided because the fund's A, B and C Class shares did not have a full calendar year's worth of performance.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period  shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003         1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL

Return Before Taxes                                    5.72%   5.71%     6.32%

Return After Taxes on Distributions                    5.73%   5.71%     6.25%

Return After Taxes on Distributions
   and Sale of Fund Shares                             5.61%   5.66%     6.19%

Lehman Brothers Long-Term Municipal Bond Index         6.13%   5.95%     6.40%
   (reflects no deduction for fees, expenses
   and taxes)

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                               A CLASS      B CLASS      C CLASS

Maximum Sales Charge (Load)                    4.50%         None         None
   Imposed on Purchases
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)           None(1)      5.00%(2)     1.00%(3)
   (as a percentage of the original offering
   price for B Class shares or the lower
   of the original offering price or redemption
   proceeds for A and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE 15, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT  DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                        FEE(1)      SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
--------------------------------------------------------------------------------------------
CALIFORNIA
 HIGH-YIELD MUNICIPAL

   A Class              0.53%           0.25%                 0.00%            0.78%

   B Class              0.53%           1.00%                 0.00%            1.53%

   C Class              0.53%           1.00%                 0.00%            1.53%

(1)  BASED ON ASSETS OF ALL  CLASSES OF THE FUND  DURING THE FUND'S  MOST RECENT
     FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE.  AS A RESULT,  THE FUND'S
     MANAGEMENT  FEE  RATE  GENERALLY  DECREASES  AS FUND  ASSETS  INCREASE  AND
     INCREASES AS FUND ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  A PORTION OF THE FEE IS USED TO COMPENSATE  SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING  RECORDKEEPING AND ADMINISTRATIVE  SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR,  AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION,  SEE Service,  Distribution and Administrative  Fees,
     PAGE XX.

(3)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL

   A Class                          $526        $688        $863       $1,370

   B Class                          $555        $781        $929       $1,611

   C Class                          $155        $481        $829       $1,810

You would pay the following expenses if you did not redeem your shares.

                                   1 YEAR       3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL

   A Class                          $526        $688        $863       $1,370

   B Class                          $155        $481        $829       $1,611

   C Class                          $155        $481        $829       $1,810

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current  income that is exempt from  federal and  California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund  managers  must invest at least 80% of the fund's  assets in  MUNICIPAL
SECURITIES with income payments exempt from federal and California income taxes.
Cities,  counties and other  municipalities in California and U.S.  territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads, and water and sewer systems.

               MUNICIPAL SECURITIES ARE A DEBT OBLIGATION ISSUED BY OR ON BEHALF
          OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES,
          THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy long- and intermediate-term  debt securities with income  payments exempt from regular federal income tax, but not exempt from the federal  alternative  minimum tax.  Cities,  counties  and other  municipalities
usually  issue  these  securities   (called  private  activity  bonds)  to  fund
for-profit private projects,  such as athletic stadiums,  airports and apartment buildings.

The fund managers seek to invest in securities  that will result in a high yield for the  fund.  To  accomplish  this,  the fund  managers  buy  investment-grade securities,  securities rated below investment grade,  including  so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined  by the  advisor  to be of  similar  quality.  The  issuers  of these securities often have short financial  histories or questionable  credit or have had and may continue to have problems making interest and principal payments.

Although California  High-Yield  Municipal invests primarily for income, it also employs techniques designed to realize capital  appreciation.  For example,  the fund  managers may select bonds with  maturities  and coupon rates that position the fund for potential capital appreciation for a variety of reasons,  including their view on the direction of future interest-rate  movements and the potential for a credit upgrade.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive  position,  it will not be pursuing its investment  objectives and may generate taxable income.

When determining whether to sell a security, fund managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives,  general market conditions and any other factor deemed relevant by the fund managers.

A  description  of the  fund's  policies  and  procedures  with  respect  to the disclosure  of the  fund's  portfolio  securities  is  available  in the  fund's statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's  investments often have high credit risk, which helps the fund pursue a  higher  yield  than  more  conservatively  managed  bond  funds.  Issuers  of high-yield  securities are more vulnerable to real or perceived economic changes
(such as an economic  downturn or a prolonged  period of rising interest rates), political changes or adverse developments  specific to the issuer. These factors may be more  likely to cause an issuer of  low-quality  bonds to  default on its obligation to pay the interest and principal due under its securities.

The fund may  invest in  securities  rated  below  investment  grade or that are unrated,  including  bonds  that  are  in  technical  or  monetary  default.  By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for  lower-quality  debt securities is generally less liquid than the
market  for   higher-quality   securities.   Adverse   publicity   and  investor
perceptions,  as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities,  such as money market and short-term bond funds.  See the discussion on page X for more information  about the effects of changing  interest rates on the fund's portfolio.

The fund is  NONDIVERSIFIED.  As such,  it may hold large  positions  in a small number of securities.  If so, a price change in any one of those  securities may have a greater  impact on the  fund's  share  price  than would be the case in a diversified fund.

               A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

Some or all of the  fund's  income may be  subject  to the  federal  alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy.  California High-Yield Municipal may have a higher  level of risk than  funds  that  invest in a larger  universe  of securities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  weighted  average  maturity.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                         AMOUNT OF         PERCENT OF     REMAINING    WEIGHTED
                         SECURITY OWNED    PORTFOLIO      MATURITY     MATURITY

Debt Security A          $100,000          25%             4 years      1 year

Debt Security B          $300,000          75%            12 years      9 years

Weighted Average Maturity                                              10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund; when rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE     PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                 $100.00                 $99.06                -0.94%

3 years                $100.00                 $97.38                -2.62%

10 years               $100.00                 $93.20                -6.80%

30 years               $100.00                 $88.69               -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt  securities  rated in one of the highest  four  categories  by a nationally recognized  securities  rating  organization  are considered  investment  grade.
Although  they are  considered  investment  grade,  an  investment in these debt securities  still  involves  some credit risk because even a AAA rating is not a guarantee of payment.  For a complete description of the ratings system, see the
Statement of  Additional  Information.  The fund's credit  quality  restrictions apply  at the  time of  purchase;  the  fund  will  not  necessarily  sell  debt securities if they are downgraded by a rating agency.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment  objectives.  Each technique has its own characteristics and may pose some level of risk to the fund.  If you would  like to learn  more  about  these techniques,  please review the Statement of Additional Information before making an investment.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provided  to the fund,  the  advisor  received  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management fee for each class of shares of the fund is determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the fund (the  "Category  Fee")  and (ii) the  assets of all the funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be
paid  by  the  fund's  advisor  to   unaffiliated   third  parties  who  provide
recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED AUGUST 31, 2004           A CLASS    B CLASS    C CLASS

California High-Yield Municipal                     0.53%      0.53%      0.53%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective and strategy.

The fund is managed by the Municipal  Bond team,  whose  members are  identified below.

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991,  when he joined American  Century as a Municipal  Portfolio
Manager.  He has a bachelor's  degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President,  Director of Municipal Investments and Senior
Portfolio  Manager,  has been a member of the team since January 1988. He joined
American  Century in June  1987.  He has a  bachelor's  degree in  business  and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager,  has been a member of the team since April 2000. He joined American  Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business  administration-finance from San
Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr.  Salinger,  Vice President and Portfolio  Manager,  has been a member of the team since  October  1996.  He joined  American  Century in April 1992. He has a bachelor's degree in quantitative  economics from the University of California -
San Diego. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the fund to obtain  approval  before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Trustees may change any other  policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The  shares  offered  by this  prospectus  are  intended  for  purchase  through investment  advisors,  broker-dealers,  banks,  insurance  companies  and  other financial  intermediaries  that provide various  administrative and distribution services.

The fund offers the A, B, and C Classes through this  prospectus.  Although each class of shares  represents  an interest in the same fund,  each has a different cost structure, as described below. Which class is right for you depends on many factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee structure of each class,  and how you wish to  compensate  your financial  advisor for the services  provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                  B CLASS

Initial sales charge(1)                  No initial sales charge

Generally no CDSC(2)                     Contingent deferred sales charge
                                         on redemptions within six years

12b-1 fee of 0.25%                       12b-1 fee of 1.00%

No conversion feature                    Convert to A Class shares
                                         eight years after purchase

Generally more appropriate               Aggregate purchases limited to amounts
for long-term investors                  less than $100,000

C CLASS

No initial sales charge

Contingent deferred sales charge on redemptions within 12 months

12b-1 fee of 1.00%

No conversion feature

Aggregate  purchases  limited to amounts less than  $1,000,000;  generally  more appropriate for short-term investors

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                           SALES CHARGE     SALES CHARGE         AMOUNT PAID TO
                           AS A % OF        AS A % OF            FINANCIAL ADVISOR
PURCHASE AMOUNT            OFFERING PRICE   NET AMOUNT INVESTED  AS A % OF OFFERING PRICE

Less than $50,000          4.50%            4.71%                4.00%

$50,000 - $99,999          4.50%            4.71%                4.00%

$100,000 - $249,999        3.50%            3.63%                3.00%

$250,000 - $499,999        2.50%            2.56%                2.00%

$500,000 - $999,999        2.00%            2.04%                1.75%

$1,000,000 - $3,999,999    0.00%            0.00%                1.00%(1)

$4,000,000 - $9,999,999    0.00%            0.00%                0.50%(1)

$10,000,000 or more        0.00%            0.00%                0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares  of any two or more  American  Century  Advisor  Funds to  qualify  for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    Certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
"Investing  Using  Advisors" and  "Financial  Intermediary"  portions of the Web site. From the description of A Class shares, a hyperlink will take you directly to this disclosure.

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within six years of purchase date you will pay a contingent  deferred sales charge (CDSC).  There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING               CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                         5.00%

2nd year                         4.00%

3rd year                         3.00%

4th year                         3.00%

5th year                         2.00%
6th year                         1.00%

After 6th year                   None

B Class shares will automatically  convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares  acquired  through  the  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59-1/.2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70-1/.2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete description of its policies.  Copies of the fund's annual report,  semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary on the fund's behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  board of  trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  does not have access to the  underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined  after we receive your  transaction  request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  by the fund on the sale of its  investment  securities.  The fund pays distributions  from net income  monthly  and  generally  pays  distributions  of capital gains,  if any, once a year,  usually in December.  A fund may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.  Distributions  are reinvested  automatically  in additional  shares unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another address by check.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

TAXES

TAX-EXEMPT INCOME

Most of the income that the fund  receives from  municipal  securities is exempt
from   California  and  regular   federal  income  taxes.   However,   corporate
shareholders  should be aware that  distributions  are  subject to  California's corporate  franchise tax.

The fund also may  purchase  private  activity  bonds.  The  income  from  these securities is subject to the federal alternative minimum tax. If you are subject to the  alternative  minimum  tax,  distributions  from the fund that  represent income derived from private  activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME

The fund's  investment  performance  also is based on sources  other than income from municipal securities.  These investment  performance sources, while not the primary source of fund distributions,  will generate taxable income to you. Some of these investment performance sources are

o    MARKET  DISCOUNT  PURCHASES.  The fund may buy a tax-exempt  security for a price less than the principal  amount of the bond. If the price of the bond increases  over time,  a portion  of the gain may be  treated  as  ordinary income and taxable as ordinary income if it is distributed to shareholders.

o    CAPITAL GAINS. When the fund sells a security,  even a tax-exempt municipal security,  it can generate a capital gain or loss, which you must report on your tax return.

o    TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities.  Distributions of income are generally exempt from  regular  federal  income tax.  However,  if  distributions  are  federally taxable,  such  distributions may be designated as QUALIFIED DIVIDEND INCOME. If so,  and if you meet a minimum  required  holding  period  with  respect to your shares of the fund, such  distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                 Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income            5%                    15%

The tax status of any  distribution  of capital  gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the  fund or  whether  you  reinvest  your  distributions  in additional  shares  or take them in cash.  American  Century  or your  financial intermediary  will inform you of the tax status of fund  distributions  for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain and will be  disallowed  to the extent of any  distribution  of  tax-exempt income  to you  with  respect  to those  shares.  If a loss is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the fund  through  financial intermediaries: A Class, B Class, C Class and Investor Class. The shares offered by this  prospectus  are A, B and C Class  shares,  which are offered  primarily
through  institutions  like  investment  advisors,  banks,   broker-dealers  and
insurance companies.

The  other  class  has  different  fees,   expenses  and/or  minimum  investment
requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other class of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange  privileges;  and (e) the B Class provides for automatic conversion  from that  class  into  shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and
C Class  to the  distributor.  The  distributor  may use  these  fees to pay for certain ongoing  shareholder and  administrative  services and for  distribution services,  including past distribution  services.  The distributor pays all or a portion  of such fees to the  investment  advisors,  banks,  broker-dealers  and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective  sales of the fund, each class will continue to make payments  under its plan even if it is closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than other  types of sales  charges.  The higher  fees for B and C
Class  shares may cost you more over time than paying the initial  sales  charge for A Class shares. For additional  information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional Information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next pages  itemize what  contributed  to the changes in share price during the most recently ended fiscal year. They also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years.

On a per-share basis, the tables include as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The tables also include some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm. Their  Independent  Auditors'
Report and the financial  statements  are included in the fund's Annual  Report, which is available upon request.

CALIFORNIA HIGH-YIELD MUNICIPAL - FINANCIAL HIGHLIGHTS
A CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   A CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.65       $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                       0.50        0.29
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.28       (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.78        0.15
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                                 (0.50)      (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.93       $9.65
================================================================================
  TOTAL RETURN(2)                                             8.21%       1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         0.78%     0.78%(3)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         5.05%     5.04%(3)
-------------------------------------------------
Portfolio Turnover Rate                                        19%       30%(4)
-------------------------------------------------
Net Assets, End of Period (in thousands)                     $11,499     $1,286
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

CALIFORNIA HIGH-YIELD MUNICIPAL - FINANCIAL HIGHLIGHTS
B CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   B CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.65       $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                       0.42        0.25
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.28       (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.70        0.11
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                                 (0.42)      (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.93       $9.65
================================================================================
  TOTAL RETURN(2)                                             7.40%       1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         1.53%     1.53%(3)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         4.30%     4.43%(3)
-------------------------------------------------
Portfolio Turnover Rate                                        19%       30%(4)
-------------------------------------------------
Net Assets, End of Period (in thousands)                      $866        $352
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

CALIFORNIA HIGH-YIELD MUNICIPAL - FINANCIAL HIGHLIGHTS
C CLASS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   C CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.65       $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                       0.43        0.26
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.28       (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.71        0.12
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                                 (0.43)      (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.93       $9.65
================================================================================
  TOTAL RETURN(2)                                             7.49%       1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         1.48%     1.28%(3)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         4.35%     4.59%(3)
-------------------------------------------------
Portfolio Turnover Rate                                        19%       30%(4)
-------------------------------------------------
Net Assets, End of Period (in thousands)                     $7,416      $2,681
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                      FUND CODE      TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL FUND

   A Class                            133          CAYAX           CaHYMu

   B Class                            333          CAYBX           CaHYMu

   C Class                            433          CAYCX           CaHYMu

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
AMERICANCENTURY.COM

0501
SH-PRS-xxxx

AMERICAN CENTURY INVESTMENTS
STATEMENT OF
ADDITIONAL INFORMATION

JANUARY 1, 2005

AMERICAN CENTURY CALIFORNIA TAX-FREE
AND MUNICIPAL FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

CALIFORNIA LIMITED-TERM TAX-FREE FUND

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND

CALIFORNIA LONG-TERM TAX-FREE FUND

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

This  Statement of Additional  Information  adds to the discussion in the funds'
prospectuses  dated January 1, 2005,  but is not a prospectus.  The Statement of
Additional  Information  should be read in  conjunction  with the funds' current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American
Century's Web site at www.americancentury.com.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  shareholders.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

The Funds' History.............................................................x

Fund Investment Guidelines.....................................................x

      California Tax-Free Money Market Fund....................................x
      California Limited-Term Tax-Free Fund, California Intermediate-Term
      Tax-Free Fund, California Long-Term Tax-Free Fund........................x
      California High-Yield Municipal Fund.....................................x

Fund Investments and Risks.....................................................x

      Investment Strategies and Risks..........................................x
      Investment Policies......................................................x
      Fundamental Investment Policies..........................................x
      Temporary Defensive Measures.............................................x
      Portfolio Turnover.......................................................x

Management.....................................................................x

      The Board of Trustees....................................................x
      Ownership of Fund Shares.................................................x
      Code of Ethics...........................................................x
      Proxy Voting Guidelines..................................................x

The Funds' Principal Shareholders..............................................x

Service Providers..............................................................x

      Investment Advisor.......................................................x
      Transfer Agent and Administrator.........................................x
      Distributor..............................................................x

Other Service Providers........................................................x

      Custodian Banks..........................................................x
      Independent Registered Public Accounting Firm............................x

Brokerage Allocation...........................................................x

      Regular Broker-Dealers ..................................................x

Information About Fund Shares..................................................x

      Multiple Class Structure.................................................x
      Buying and Selling Fund Shares...........................................x
      Valuation of a Fund's Securities.........................................x
      Money Market Funds.......................................................x
      Non-Money Market Funds...................................................x

Taxes..........................................................................x

      Federal Income Tax.......................................................x
      Alternative Minimum Tax..................................................x
      State and Local Taxes....................................................x

Financial Statements...........................................................x

Explanation of Fixed-Income Securities Ratings.................................x

THE FUNDS' HISTORY

American  Century  California  Tax-Free  and  Municipal  Funds  is a  registered open-end  management  investment  company that was organized as a  Massachusetts business trust on February 18, 1983.  From then until January 1997, it was known as Benham California Tax-Free and Municipal Funds.  Throughout this Statement of
Additional  Information,  we refer to American Century  California  Tax-Free and
Municipal Funds as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an  independent  company.  Each fund has its own  investment  objective, strategy, management team, assets, and tax identification and stock registration number.

FUND/CLASS                                     TICKER SYMBOL     INCEPTION DATE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   Investor Class                                BCTXX             11/09/1983
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
   Investor Class                                BCSTX             06/01/1992
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
   Investor Class                                BCITX             11/09/1983
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE FUND
   Investor Class                                BCLTX             11/09/1983
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
   Investor Class                                BCHYX             12/30/1986

   A Class                                       CAYAX             01/31/2003

   B Class                                       CAYBX             01/31/2003

   C Class                                       CAYCX             01/31/2003

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  x.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussion  contained  in the prospectuses.

Each fund is diversified  as defined in the Investment  Company Act of 1940 (the
Investment Company Act), with the exception of California  High-Yield  Municipal
Fund which is  non-diversified.  Diversified  means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities  of a single  issuer.  Nondiversified  means that a fund may invest a greater  percentage  of its  assets in a smaller  number  of  securities  than a diversified fund.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company),  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

California  Tax-Free  Money  Market  operates  pursuant  to Rule 2a-7  under the
Investment  Company  Act of 1940,  which  permits  the  valuation  of  portfolio securities on the basis of amortized  cost. To rely on Rule 2a-7,  the fund must comply with the definition of diversified under the rule.

Each fund  intends to remain  fully  invested  in  municipal  obligations.  As a fundamental  policy,  each  fund will  invest at least 80% of its net  assets in
California  municipal  obligations.  A municipal  obligation  is a  "California"
municipal obligation if its income is exempt from California state income taxes.
This  includes  obligations  of the  Commonwealth  of Puerto Rico and its public corporations (as well as other territories such as Guam and the Virgin Islands), which are exempt from federal and California state income taxes.

The remaining 20% of net assets may be invested in

(1)  municipal obligations issued in other states and

(2)  U.S. government obligations.

For temporary defensive purposes,  each fund may invest more than 20% of its net assets in U.S. government  obligations.  For liquidity  purposes,  each fund may invest  up to 5% of its  total  assets in  shares  of money  market  funds;  the non-money market funds may invest in money market funds managed by the advisor.

Each  fund  will  invest at least  80% of its net  assets  in  obligations  with
interest  exempt  from  regular  federal  income  tax.   California   High-Yield
Municipal, unlike the other funds, may invest substantially all of its assets in securities  that are subject to the  alternative  minimum tax.  See  ALTERNATIVE
MINIMUM TAX, page x.

For an explanation of the securities  ratings  referred to in the prospectus and this  Statement of  Additional  Information,  see  EXPLANATION  OF  FIXED-INCOME
SECURITIES RATINGS beginning on page x.

CALIFORNIA TAX-FREE MONEY MARKET FUND

California  Tax-Free  Money Market seeks to maintain a $1 share price,  although there is no guarantee  it will be able to do so.  Shares of the fund are neither insured nor  guaranteed  by the U.S.  government.  The money  market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In  selecting  investments  for the money market  fund,  the advisor  adheres to regulatory  guidelines  concerning the quality and maturity of money market fund investments as well as to internal  guidelines designed to minimize credit risk.
In particular, the fund:

o    buys only U.S. dollar-denominated  obligations with remaining maturities of
     397 days or less (and variable- and  floating-rate  obligations with demand features that effectively shorten their maturities to 397 days or less),

o    maintains a dollar-weighted average maturity of 90 days or less, and

o    restricts its  investments to  high-quality  obligations  determined by the advisor,  pursuant to procedures  established by the Board of Trustees,  to present minimal credit risks.

To be considered high-quality, an obligation must be

o    a U.S. government obligation, or

o    rated  (or of an  issuer  rated  with  respect  to a  class  of  comparable short-term  obligations)  in one of the two highest  rating  categories for short-term  obligations by at least two nationally  recognized  statistical rating agencies (or one if only one has rated the obligation), or

o    an  unrated  obligation  judged  by the  advisor,  pursuant  to  guidelines established by the Board of Trustees,  to be of a quality comparable to the securities listed above.

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

California  Limited-Term  Tax-Free,  California  Intermediate-Term  Tax-Free and
California  Long-Term  Tax-Free have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the prospectus.

In terms of credit quality, each of these funds restricts its investments to

o    municipal bonds rated,  when acquired,  within the four highest  categories designated by a rating agency

o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial  paper that is rated,  when  acquired,  within  the two  highest categories designated by a rating agency

o    unrated  obligations judged by the advisor to be of a quality comparable to the securities listed above.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

California  High-Yield Municipal invests at least 80% of its assets in municipal securities with income payments exempt from federal and California income taxes.
Although California High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating  criteria in  selecting  investments  for this fund.  The fund invests in securities rated or judged by the advisor to be below  investment-grade  quality
(e.g.,  bonds  rated  BB/Ba or lower,  which are  sometimes  referred to as junk bonds) or unrated bonds.

Many  issuers  of  medium-  and  lower-quality  bonds  choose  not to have their obligations  rated and a large  portion  of  California  High-Yield  Municipal's portfolio  may  consist of  obligations  that,  when  acquired,  were not rated.
Unrated  securities may be less liquid than comparable  rated securities and may involve the risk that the  portfolio  managers may not  accurately  evaluate the security's comparative credit rating.  Analyzing the creditworthiness of issuers of  lower-quality,  unrated  bonds  may  be  more  complex  than  analyzing  the creditworthiness  of issuers of higher-quality  bonds.  There is no limit to the percentage  of assets the fund may invest in  unrated  securities.  The fund may invest up to 10% of its total  assets in  securities  that are in  technical  or monetary default.

California  High-Yield  Municipal  may  invest  in  investment-grade   municipal
obligations if the advisor  considers it  appropriate  to do so.  Investments of this nature may be made due to market  considerations (e.g., a limited supply of medium- and lower-grade  municipal  obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund's return.

California   High-Yield   Municipal  may  purchase  private  activity  municipal
securities.  The interest from these  securities is treated as a  tax-preference item in  calculating  federal  AMT  liability.  The fund is not  limited  in its investments in securities  that are subject to the AMT.  Therefore,  the fund is better suited for investors who do not expect alternative minimum tax liability.
See TAXES, page xx.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes the  investment  vehicles and  strategies  that the fund managers  can use in  managing  a  fund's  assets.  It also  details  the  risks associated with each, because each investment  vehicle and strategy  contributes to a fund's overall risk profile.

CONCENTRATION IN TYPES OF MUNICIPAL ACTIVITIES

From time to time, a  significant  portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic,  business or political developments affecting one of these obligations could affect the other obligations in a similar manner.  For example,  if a fund invested a significant portion of its assets in utility bonds and a state or federal  government agency
or  legislative  body  promulgated  or  enacted  new  environmental   protection
requirements  for utility  providers,  projects  financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental  requirements,  and  outstanding  debt might be  downgraded in the interim.  Among other  factors  that could  negatively  affect  bonds  issued to finance  similar types of projects are state and federal  legislation  regarding financing  for  municipal  projects,  pending  court  decisions  relating to the validity  or  means  of  financing  municipal  projects,  material  or  manpower shortages,  and  declining  demand for  projects or  facilities  financed by the municipal bonds.

ABOUT THE RISKS AFFECTING CALIFORNIA MUNICIPAL SECURITIES

As noted in the Prospectus, the funds are susceptible to political, economic and regulatory events that affect issuers of California municipal obligations. These include  possible  adverse  effects  of  California  constitutional  amendments, legislative measures, voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the funds'
policies of concentrating their assets in California municipal securities.  This information  is based on  recent  official  statements  relating  to  securities offerings  of  California  issuers,  although it does not  constitute a complete description  of the risks  associated  with  investing  in  securities  of these issuers.  While the  advisor  has not  independently  verified  the  information contained  in  the  official  statements,  it  has  no  reason  to  believe  the information is inaccurate.

ECONOMIC OVERVIEW

California's  economy, the largest among the 50 states and one of the largest in the  world,  has major  components  in high  technology,  trade,  entertainment, agriculture, manufacturing, tourism, construction and services. The state's July
1, 2003 population, over 35 million, representing approximately 12% of the U. S.
population  has  grown by nearly  11% since  1997.  California's  population  is concentrated in metropolitan  areas. As of the April 1, 2000 census,  97 percent of California's  population resided in the 25 Metropolitan  Statistical Areas in the state.  As of July 1, 2002,  the 5-county Los Angeles area  accounted for 49 percent  of the  state's  population,  with over 17 million  residents,  and the
10-county San Francisco Bay Area  represented  20 percent,  with a population of over 7.0 million.

After  experiencing  strong  employment  gains in the second half of the 1990's,
California's   economy   slipped  into  a  recession   in  early  2001,   losing
approximately  290,000 jobs between March 2001 and January  2002.  The recession was concentrated in the State's high-tech sector and, geographically, in the San
Francisco Bay area. Although the Bay Area is still slow to recover from the most recent downturn,  the state as a whole has rebounded.  Total non-farm employment for California was up 0.7% for the year ending June 30, 2004 .

CONSTITUTIONAL LIMITATIONS ON TAXES

Many  California  issuers  rely on ad  valorem  property  taxes as a  source  of revenue.  The taxing powers of California  local  governments  and districts are limited by Article XIIIA of the  California  Constitution,  enacted by voters in
1978 and commonly known as "Proposition 13." Proposition 13 limits to 1% of full cash value the rate of ad  valorem  taxes on real  property  and  restricts  the reassessment  of  property  to 2% per year,  except  where new  construction  or changes of ownership have occurred  (subject to a number of exemptions).  Taxing entities  may,  however,  raise ad valorem  taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. The U.S. Supreme Court has upheld
Proposition 13 against claims that it has unlawfully  resulted in widely varying tax liability on similarly situated properties.

Proposition 13 also requires voters of any governmental  unit to give two-thirds approval to levy any special tax.  Subsequent  court  decisions,  however,  have allowed non-voter  approved general taxes so long as they are not dedicated to a specific use. In response to these  decisions,  voters  adopted an initiative in
1986 that  imposed  new limits on the  ability of local  government  entities to raise  or  levy  general  taxes  without  voter  approval.  Based  upon  a  1991 intermediate appellate court decision, it was believed that significant parts of this initiative,  known as Proposition 62, were  unconstitutional.  On September
28, 1995, the California  Supreme Court rendered a decision in the case of Santa
Clara County Local Transportation Authority vs. Guardino that rejected the prior decision and upheld Proposition 62, while striking down a 1/2-cent sales tax for transportation  purposes  that  was  approved  by  a  majority,  but  less  than two-thirds,  vote.  Proposition 62 does not apply to charter  cities,  but other local  governments  may be  constrained  in  raising  any  taxes  without  voter approval.

On  November  5,  1996,   California  voters  approved   Proposition  218.  This
proposition  adds  Articles  XIIIC and XIIID to the  state  constitution,  which affects the ability of local governments,  including charter cities, to levy and
collect  both  existing  and  future  taxes,  assessments,   fees  and  charges.
Proposition 218 became  effective on November 6, 1996,  although  application of some of its provisions was deferred until July 1, 1997. This  proposition  could negatively  impact  a local  government's  ability  to  make  its  debt  service payments, and thus could result in lower credit ratings.

CONSTITUTIONAL LIMITATIONS ON APPROPRIATIONS

The state and its local  governments  are  subject  to an annual  appropriations limit imposed by Article XIIIB of the California Constitution.  This article was enacted by voters in 1979 and was  significantly  amended by Propositions 98 and
111 in 1988 and  1990,  respectively.  Article  XIIIB  prohibits  the  state and certain local governments from spending  "appropriations  subject to limitation"
in excess of an  appropriations  limit.  The  appropriations  limit is  adjusted annually to reflect population changes and changes in the cost of living as well as transfers of responsibility between government units. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" consisting of tax revenues  and certain  other  charges and fees to the extent that such  proceeds exceed the cost of providing the product or service.  However, proceeds of taxes exclude most state subventions to local governments.

"Excess revenues" under Article XIIIB are measured over a two-year cycle.  Local governments  must  return any excess  revenues  to  taxpayers  through  tax rate reductions.  The state  must  refund  50% of any excess and pay the other 50% to schools and community  colleges.  With the  application  of more liberal  annual adjustment  factors  since  1988 and  depressed  revenues  since 1990 due to the recession,  few governments are currently  operating near their spending limits, but this  condition  may  change  over time.  Local  governments  may,  by voter approval, exceed their spending limits for a limited time.

Because of the complex nature of Articles XIIIA and XIIIB,  the  ambiguities and possible  inconsistencies  in their terms and the  impossibility  of  predicting future appropriations,  population changes, changes in the cost of living or the probability of continuing legal challenges,  it is difficult to measure the full impact of these Articles on the California municipal market or on the ability of
California issuers to pay debt service on their obligations.

OBLIGATIONS OF THE STATE OF CALIFORNIA

As of August 1, 2004, the state had outstanding  approximately  $45.9 billion in aggregate  principal amount of long-term  general  obligation  bonds, and unused voter  authorizations for the future issuance of approximately  $34.5 billion of long-term general obligation bonds.

The California  Economic  Recovery Bond Act (proposition 57) was approved by the voters  in a  statewide  primary  election  on March  2,  2004.  Proposition  57 authorizes  the  issuance  of up to $15 billion in  economic  recovery  bonds to finance the negative  general fund reserve balance as of June 30, 2004 and other general fund  obligations  undertaken  prior to June 30,  2004.  In May 2004 the state issued $10.9 billion in Economic  Recovery Bonds  resulting in the deposit of net proceeds to the general fund of  approximately  $11.25 billion during the
2003-04  fiscal  year (of which,  for  budgetary  purposes,  approximately  $9.2 billion was applied to the 2003-04 fiscal year and approximately $2 billion will be applied to offset fiscal year 2004-05 general fund expenditures). On June 18,
2003,  the state issued $10.97  billion of 2003 Revenue  Anticipation  Warrants, which  matured and were paid in full on June 16, 2004.  The state also issued $3 billion of RANs on October 28, 2003, which matured and were paid in full on June
23, 2004.  The most recent cash flow  projections  prepared by the Department of
Finance  anticipate the issuance of $6 billion of RANs in October 2004 to mature in June 2005.

STATE FINANCES

The state's  principal  sources of General Fund revenues for fiscal year 2003-04 were the California  personal income tax (45% of total revenues),  the sales tax
(32% of total revenues), and bank and corporations taxes (9% of total revenues).
Historically,  the state has paid the  principal  of and interest on its general obligation bonds, lease-purchase debt and short-term obligations when due.

Pressures on the state's budget in the late 1980s and early 1990s were caused by a combination of external economic  conditions and growth of the largest General
Fund expenditure  programs--K-12 education,  health, welfare and corrections--at rates faster than the revenue  base.  The largest state  expenditure  program is assistance  to  local  public  school  districts.  In 1988,  Proposition  98 was enacted; it essentially  guarantees local school districts and community college districts a minimum share of the state's General Fund revenues.

Expenditures pressures continue as the state's overall population and school age population  continue to grow, and as the state's corrections program responds to a "Three  Strikes"  law enacted in 1994 (which  requires  mandatory  life prison terms for certain  third-time  felony  offenders).  In addition,  the  long-term impact of federal welfare reform on the state's budget is uncertain,  especially in a weaker economic environment.

State  finances  have  improved  from fiscal year 1995 to fiscal year 2001,  due primarily to stronger-than-anticipated revenue and lower-than-anticipated social spending.  The state finished fiscal year 2000-01 with an estimated $6.6 billion
General Fund balance (on a budgetary basis), down from a balance of $8.5 billion the prior year.

But over the past few years,  California  has  suffered  from a weakened  fiscal position as a result of  dramatic  revenue  underperformance  in fiscal 2002 and fiscal 2003 stemming  primarily  from  lower-than-expected  personal  income tax receipts  combined with  continued  expenditure  pressures of the late 1980s and early 1990s.  California  faced its most serious fiscal challenge in its history as it has experienced the most dramatic  decline in revenues since World War II.
The  decline in state  revenues  is  attributable  in large part to  declines in personal  income tax receipts,  principally  due to reduced stock market related income tax revenues, such as capital gains realizations and stock option income, in a state that derives a large share of its revenue from a sharply  progressive personal  income tax. The state  estimates  that stock market  related  personal income tax revenue  declined  from $17.9  billion in fiscal year 2000-01 to $6.1 billion in fiscal year  2001-02,  and to $5.0  billion in  2002-03,  a total 72%
decline.

The 2004-05  Governor's Budget,  released on January 9, 2004,  reported that, in the  absence  of  corrective  actions  to change  existing  policies,  operating deficits,  estimated  at $14 billion for fiscal  2004-05,  would  continue to be incurred.  The May Revision released on May 13, 2004,  projected a June 30, 2005
General  Fund  reserve  of  $998  million,  up $363  million  from  the  2004-05
Governor's Budget  projections.  The increase in the reserve was the result of a
$2.229 billion  increase in prior year  adjustments,  a $245 million increase in revenues (over both fiscal years 2003-04 and 2004-05), a $1 billion reduction in
the  sale  of  economic   recovery  bonds  and  a  $1.112  billion  increase  in
expenditures (over both fiscal years 2003-04 and 2004-05).

Under the 2004 Budget Act, General Fund revenues are projected to increase 3.6%, from $74.6 billion in fiscal year 2003-04  (which  includes  approximately  $2.3 billion in tobacco securitization bond proceeds) to $77.3 billion in fiscal year
2004-05.  The revenue  projections  assume a continuing  rebound in California's economy as  reflected  in several  key  indicators.  The 2004 Budget Act largely reflects the budget proposals contained in the May Revision (released on May 13,
2004) to the original  2004-05  Governor's  Budget  proposed on January 9, 2004.
Revenue increases since the May Revision  reflected in the 2004 Budget Act total
$542 million. In addition,  expenditures increased by $1.1 billion since the May
Revision.  In summary,  the 2004 Budget Act addressed a projected  $13.9 billion budget  shortfall  through  expenditure  cuts  ($4.0  billion  or 28.7% ),  cost avoidance ($4.4 billion or 31.7%), fund shifts ($1.6 billion or 11.2%), loans or borrowing ($2.1 billion or 15.4%), and transfers and other revenue ($1.8 billion or 13.0%).

The 2004 Budget Act contains the following major components:

     1.  Rebasing  Proposition  98  Minimum  Funding   Guarantee--The  level  of
Proposition 98 appropriations is to be reset at a level approximately $2 billion less than would  otherwise  be  required  for fiscal  year  2004-05  pursuant to legislation relating to the 2004 Budget Act.

     2. Higher  Education--A  new fee policy for higher education is implemented whereby  future  undergraduate  and  graduate  level fee  increases  are tied to increases in per-capita  personal  income,  with flexibility to increase fees by not more than an average of 10% a year over the next three years.  Under the fee policy,  graduate  fees may  increase at rates in excess of  undergraduate  fees until a 50% differential is achieved. In fiscal year 2004-05, fees are increased
14% for  undergraduates  and 20% for  graduate  students  (25% for CSU  graduate students majoring in non-teacher preparation programs). The new long-term policy is designed to ensure that public university  students are protected from future dramatic fee increases as a consequence  of declines in General Fund  resources.
The 2004 Budget Act includes  $750 million in various  spending  reductions  for higher education from otherwise mandated levels.

     3. Health and Human  Services--While  the administration has proposed major reforms of the Medi-Cal program,  any such reforms are expected to take at least one year to  implement.  As a result,  the 2004  Budget Act does not include any savings  attributed to Medi-Cal  redesign.  Other strategies  independent of the
Medi-Cal  redesign  have  been  included  in the 2004  Budget  Act,  such as the implementation  of Medi-Cal rate increases for County  Organized  Health Systems and Pharmacy Reimbursement Realignment.  In addition,  increased work incentives under the CalWORKs  program are  proposed.  The budget  includes $992 million in reductions in various social service programs from otherwise mandated levels.

     4. Pension  Reform--The 2004 Budget Act eliminates  state  contributions to
CalPERS on behalf of new state  employees for the first two years of employment.
In addition,  the 2004 Budget Act assumes the  issuance of $929 million  pension obligation  bonds to cover a portion of the state's  required  contributions  to
CalPERS in fiscal year 2004-05.  Of this amount,  $577 million is reflected as a revenue transfer and $352 million as savings.

     5. Substantially  Reduced External  Borrowings--As  stated, the 2004 Budget
Act assumes the  issuance of $929 million in pension  obligation  bonds to pay a portion  of the  pension  obligations  in  fiscal  year  2004-05.  In  addition, approximately $2 billion of economic recovery bond proceeds will be deposited in a deficit  recovery fund and will be used to offset fiscal year 2004-05  General
Fund expenditures.

     6. Tax  Relief--The  2004 Budget Act  reflects the  elimination  of the VLF offset program beginning in fiscal year 2004-05.

     7. Indian  Gaming--The  2004 Budget Act includes $300 million in additional revenues as a result of the  renegotiation  of tribal  gaming  compacts  and the negotiation  of new compacts with tribes that wish to expand gaming  activities.
The 2004  Budget  Act  authorizes  the  state to sell the  revenue  stream to be received  from  payments  made by  certain  Indian  tribes  to secure up to $1.5 billion of securities,  the proceeds of which will be used by the state to repay prior transportation  loans. Issuance of these securities is contingent upon the failure  of  Propositions  68 and 70,  which  relate to Indian  gaming  and have qualified  for the November  2004  ballot.  Pending  litigation  relating to the
Indian gaming compacts could also affect these additional revenues.

     8. Other Revenue  Enhancements and Expenditure  Reductions--The 2004 Budget
Act includes:  $1.21 billion in savings for the suspension of the Transportation
Investment  Fund  transfer,  $450 million in savings  from  deposits of punitive damages  awards used to offset  general fund costs in fiscal year 2004-05,  $206
million  for  spending   reductions  that  would  result  from  changes  in  the
correctional  system and $150 million of additional  savings pursuant to Control
Section 4.10 of the 2004 Budget Act (which gives the  Department  of Finance the authority to reduce appropriations in certain circumstances).

In its May 17, 2004  "Overview  of the 2004-05 May  Revision,"  the  Legislative
Analyst's Office ("LAO") projected that a $6 billion  operating  shortfall would re-emerge in fiscal year  2005-06.  Although the LAO expects that the  shortfall could be substantially offset through accessing carryover reserves and using the remaining Proposition 57 authorization, the state budget would still be modestly out of balance.  The LAO further  projected that following  fiscal year 2005-06,
the  state  would  again  face  major  budget  shortfalls,   absent  significant
corrective  actions.  The LAO estimates  that the fiscal year 2006-07  shortfall would approach $8 billion, and that annual operating deficits above $6.5 billion would persist for the forecast period (through fiscal year 2008-09). The LAO has not revised its May 17, 2004 forecast of revenues,  expenditures and the state's potential structural deficit since the adoption of the 2004 Budget Act.

Although the  administration  projects that, given current spending rates, there will be an operating deficit in fiscal year 2005-06, the Legislature is required to send  and the  administration  is  required  to sign a  balanced  budget,  as specified in the constitution. Savings, which cannot be determined at this time, are anticipated from various budget reform proposals,  such as Medi-Cal and from
recommendations  made  by  the  California   Performance  Review  that  will  be
implemented. These savings will help reduce the operating deficit in fiscal year
2005-06.

The state's credit ratings initially  declined due to the budget crisis but have since  rebounded  due to an uptrend in the  economy  and the  state's  liquidity position.  In September  2004,  Fitch  upgraded the state's  general  obligation credit  rating to "A-." In August  2004,  Standard  &  Poor's  upgraded  the state's  general  obligation  credit  rating  to "A"  and in May  2004,  Moody's
Investors  Services  upgraded  such rating to "A3" with a positive  outlook.  In
January 2004, these ratings were "BBB," "BBB" and "Baa1," respectively.

OBLIGATIONS OF OTHER ISSUERS IN CALIFORNIA

Property  tax  revenues  received by local  governments  declined  more than 50%
following the passage of  Proposition 13 in 1978.  Subsequently,  the California
legislature  enacted measures to provide for the  redistribution  of the state's
General  Fund  surplus to local  agencies,  the  reallocation  of certain  state revenues to local agencies,  and the assumption of certain government  functions by the state to assist the state's  municipalities.  However, in response to the fiscal  crisis at the state  level,  the  Legislature  in  1992-93  and  1993-94 effectively  reversed the  post-Proposition  13 bailout aid and directed over $3 billion of city, county and special district property taxes to school districts, which enabled the state to reduce its aid to schools by the same amount. Part of this  shortfall  is to be  covered  by a  0.5%  sales  tax  allocated  to  local governments for public safety purposes.  The 0.5% sales tax increase was imposed by Proposition  172, which was approved by a majority of voters at the statewide election on November 2, 1993.

Even with these  cuts and  property  tax  shifts,  more than 70% of the  state's
General Fund  expenditures  are for local government  assistance.  To the extent that the state is constrained  by its Article XIIIB  appropriations  limit,  its obligation to conform to  Proposition  98, or other fiscal  considerations,  the absolute level or rate of growth of state assistance to local governments may be reduced.  Any such  reductions  in state aid could  compound the serious  fiscal
constraints  already   experienced  by  many  local  governments,   particularly
counties.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.  Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt  Commercial Paper is an obligation with a stated maturity of 365 days or less  issued to finance  seasonal  cash flow  needs or to provide  short-term financing in anticipation of longer-term financing.

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of the State of  California  at the end of a fiscal  year and in the early weeks of the following  fiscal year.  These  warrants are payable from unapplied money in the state's  General Fund,  including the proceeds of revenue anticipation notes issued following  enactment of a state budget or the proceeds of refunding warrants issued by the state.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General  Obligation (GO) Bonds are issued by states,  counties,  cities,  towns, school  districts and regional  districts to fund a variety of public  projects, including  construction of and improvements to schools,  highways, and water and sewer systems.  General  obligation  bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of  principal,  although  such levies may be  constitutionally  or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges, tunnels, air and seaport facilities and hospitals.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property  financed.  The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and  floating-rate  instruments are issued by corporations,  financial
institutions,    states,    municipalities,    and   government   agencies   and
instrumentalities.  Floating-rate  securities,  or floaters, have interest rates that change whenever there is a change in a designated base rate;  variable-rate instruments  provide for a specified,  periodic adjustment in the interest rate.
Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest, from the issuers or from financial intermediaries. The rate adjustment mechanisms  are  designed to result in a market  value for the VRDO or FRDO that approximates  par value.  Although  money  market  funds  typically  limit their investments to securities  with remaining  maturities of 397 days or less,  they may invest in  variable-  and  floating-rate  instruments  that have nominal (or stated)  maturities in excess of 397 days,  provided that such  instruments have demand features and/or interest rate reset mechanisms consistent with regulatory requirements for money market funds.

OBLIGATIONS WITH TERM PUTS ATTACHED

Each fund may invest in  fixed-rate  bonds  subject to  third-party  puts and in participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender option or demand  features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.

The  advisor  expects  that the  funds  will pay more for  securities  with puts attached than for securities without these liquidity features.

Some  obligations with term puts attached may be issued by  municipalities.  The fund  managers  may buy  securities  with  puts  attached  to keep a fund  fully
invested  in  municipal   securities  while  maintaining   sufficient  portfolio
liquidity to meet redemption requests or to facilitate  management of the fund's investments.

To  ensure  that  the  interest  on  municipal  securities  subject  to  puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with  applicable  interpretations  and rulings of the Internal  Revenue  Service
(IRS).

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the advisor under the direction of the Board of Trustees.

TENDER OPTION BONDS

Tender option bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to
the  money  market  funds.   However,  any  of  the  funds  may  purchase  these
instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds,  place the certificates in trusts,  and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below regulatory requirements under Rule 2a-7.

The  advisor  also  takes  steps to  minimize  the risk that a fund may  realize
taxable   income  as  a  result  of  holding  TOBs.   These  steps  may  include
consideration  of (1) legal opinions  relating to the  tax-exempt  status of the underlying  municipal bonds, (2) legal opinions relating to the tax ownership of the underlying  bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt  status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may engage in  securities  transactions  on a  when-issued  or forward commitment basis in which the transaction  price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls  (buy/sell  back  transactions),  cash and carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield fluctuations.  For example, market rates of interest on debt securities at the time of  delivery  may be higher or lower than those  contracted  for on the when-issued security.  Accordingly,  the value of the security may decline prior to delivery,  which could result in a loss to the fund. While the fund will make commitments  to  purchase  or sell  securities  with the  intention  of actually receiving or delivering  them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

When purchasing  securities on a when-issued or forward commitment basis, a fund will segregate cash equivalents or other  appropriate  liquid  securities on its records in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations with available  cash  through  the sale of  securities,  or,  although  it would  not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward  commitment  agreements.  If fluctuations in the value of securities  held cause more than 50% of a fund's  total  assets to be  committed under when-issued or forward commitment  agreements,  the fund managers need not sell such  agreements,  but they will be  restricted  from entering into further agreements  on behalf of the fund until the  percentage  of assets  committed to such agreements is below 50% of total assets.

MUNICIPAL LEASE OBLIGATIONS

Each fund may invest in municipal lease obligations.  These  obligations,  which may take the form of a lease,  an installment  purchase,  or a conditional  sale contract,  are issued by state and local  governments and authorities to acquire land and a wide variety of equipment and facilities.  Generally, a fund will not hold such  obligations  directly as a lessor of the property but will purchase a participation  interest in a  municipal  lease  obligation  from a bank or other third party.

Municipal  leases  frequently  carry risks distinct from those  associated  with general obligation or revenue bonds. State  constitutions and statutes set forth requirements that states and  municipalities  must meet to incur debt. These may include  voter  referenda,  interest  rate limits or public  sale  requirements.
Leases,  installment  purchases or conditional  sale contracts  (which  normally provide for title to the leased  asset to pass to the  government  issuer)  have evolved  as a way for  government  issuers  to acquire  property  and  equipment without meeting  constitutional  and statutory  requirements for the issuance of debt.

Many leases and contracts include non-appropriation  clauses, which provide that the  governmental  issuer has no  obligation to make future  payments  under the lease  or  contract  unless  money is  appropriated  for  such  purposes  by the appropriate  legislative  body on a yearly or other  periodic  basis.  Municipal
lease   obligations  also  may  be  subject  to  abatement  risk.  For  example, construction  delays or  destruction of a facility as a result of an uninsurable disaster  that  prevents  occupancy  could result in all or a portion of a lease payment not being made.

California and its  municipalities  are the largest  issuers of municipal  lease obligations in the United States.

INVERSE FLOATERS

The funds (except the money market fund) may hold inverse  floaters.  An inverse floater is a type of derivative that bears an interest rate that moves inversely to market  interest  rates.  As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa.  Generally,  this is accomplished by expressing  the interest rate on the inverse  floater as an  above-market  fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by

(1)  a broker-dealer who purchases  fixed-rate bonds and places them in a trust,
     or

(2)  an issuer seeking to reduce  interest  expenses by using a  floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o    Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

o    Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to "put back"  their  interests  to the issuer or to a third  party.  If a
Dutch  Auction  fails,  the floater  holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOWER-QUALITY BONDS

As indicated in the prospectus, an investment in California High-Yield Municipal carries  greater risk than an investment in the other funds because the fund may invest, without limitation, in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market  values of  higher-quality  bonds tend to  correspond to market interest rate changes,  the market values of lower-quality bonds tend to reflect the  financial  condition  of their  issuers.  The  ability of an issuer to make payment could be affected by litigation,  legislation or other political events, or  the  bankruptcy  of the  issuer.  Lower-quality  municipal  bonds  are  more susceptible to these risks than  higher-quality  municipal  bonds.  In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk.  The  issuer's  ability to service its debt  obligations  may be adversely affected by an economic  downturn,  a period of rising interest rates, the issuer's  inability to meet projected revenue  forecasts,  a higher level of debt, or a lack of needed additional financing.

Lower-quality  bonds generally are unsecured and often are subordinated to other obligations of the issuer.  These bonds may have call or buy-back  features that permit  the issuer to call or  repurchase  the bond from the  holder.  Premature disposition  of  a  lower-quality  bond  due  to a  call  or  buy-back  feature, deterioration  of the  issuer's  creditworthiness,  or a  default  may  make  it difficult  for the  advisor to manage the flow of income to the fund,  which may have a negative tax impact on shareholders.

The market for  lower-quality  bonds  tends to be  concentrated  among a smaller number of dealers than the market for  higher-quality  bonds. This market may be dominated by dealers and institutions  (including mutual funds),  rather than by individuals.  To the extent that a secondary  trading  market for  lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds.  Limited  liquidity in the secondary  market may adversely  affect market prices and hinder the advisor's  ability to dispose of particular  bonds when it determines  that  it is in the  best  interest  of the  fund  to do so.  Reduced liquidity also may hinder the advisor's  ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

A fund may incur  expenses in excess of its  ordinary  operating  expenses if it becomes  necessary  to  seek  recovery  on  a  defaulted  bond,  particularly  a lower-quality bond.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money Market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies (including money market funds) currently is limited to

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one  investment  company;
     and

(c)  10% of a fund's total assets in the aggregate.

For the non-money  market funds,  these  investments may include  investments in money market funds managed by the advisor. Any investments in money market funds must be consistent  with the investment  policies and  restrictions  of the fund making the investment.

If a fund invests in U.S. government securities,  a portion of dividends paid to shareholders  will be taxable at the  federal  level,  and may be taxable at the state level, as ordinary income.  However,  the advisor intends to minimize such investments and, when suitable short-term  municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

STRUCTURED AND DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in structured  securities and securities that are commonly referred to as
derivative   securities.   Generally,  a  derivative  security  is  a  financial
arrangement,  the value of which is based on, or  derived  from,  a  traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (CMBS  and  MBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depository  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the  fund managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The Board of Trustees has approved the advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Trustees as necessary.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INFLATION-INDEXED SECURITIES

The funds may purchase inflation-indexed securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and
entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities.

INFLATION-INDEXED TREASURY SECURITIES

Inflation-indexed  U.S. Treasury  securities are U.S. Treasury securities with a
final  value  and  interest   payment  stream  linked  to  the  inflation  rate.
Inflation-indexed  U.S. Treasury securities may be issued in either note or bond form.  Inflation-indexed  U.S.  Treasury  notes have  maturities of at least one year,  but not more than 10 years.  Inflation-indexed  U.S.  Treasury bonds have maturities of more than 10 years.

Inflation-indexed  U.S.  Treasury  securities  may be  attractive  to  investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997.  Inflation-indexed  U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

The  principal  value of  inflation-indexed  U.S.  Treasury  securities  will be adjusted to reflect  changes in the level of inflation.  The index for measuring the  inflation  rate  for  inflation-indexed  U.S.  Treasury  securities  is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban
Consumers Index (Consumer Price Index) published monthly by the U.S.  Department of Labor's Bureau of Labor Statistics.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-indexed  principal value. The coupon rate for the semiannual  interest
rate  of  each  issuance  of  inflation-indexed   U.S.  Treasury  securities  is
determined  at the  time  the  securities  are  sold  to the  public  (i.e.,  by competitive  bids in the  auction).  The coupon  rate will likely  reflect  real yields  available in the U.S.  Treasury  market;  real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest  payment made on the securities,  the repayment of principal at the maturity of the security is guaranteed  by the U.S.  Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY

The  principal  value of  inflation-indexed  U.S.  Treasury  securities  will be indexed,  or  adjusted,  to account for  changes in the  Consumer  Price  Index.
Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed  principal  amount by one-half  the stated rate of interest on each interest payment date.

TAXATION

The taxation of  inflation-indexed  U.S.  Treasury  securities is similar to the taxation of  conventional  bonds.  Both  interest  payments  and the  difference between original principal and the inflation-adjusted  principal will be treated as interest  income  subject to  taxation.  Interest  payments  are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity of the security  when the cash from the repayment of principal is received.  If an upward  adjustment  has been  made  (which  typically  should  happen),  investors  in  non-tax-deferred accounts  will pay taxes on this  amount  currently.  Decreases  in the  indexed principal  can be  deducted  only from  current or  previous  interest  payments reported as income.

Inflation-indexed  U.S. Treasury securities therefore have a potential cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-indexed  U.S. Treasury securities are sold prior to maturity,  capital losses or gains are realized in the same manner as traditional bonds.

Investors  in a fund will receive  dividends  that  represent  both the interest payments and the principal adjustments of the inflation-indexed  securities held in the fund's portfolio.  An investment in a fund may, therefore,  be a means to
avoid  the  cash  flow  mismatch   associated   with  a  direct   investment  in
inflation-indexed  securities. For more information about taxes and their effect on you as an investor in the funds, see TAXES, page 65.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and  instrumentalities  other than the U.S.
Treasury may issue inflation-indexed  securities.  Some U.S. government agencies have  issued  inflation-indexed  securities  whose  design  mirrors  that of the inflation-indexed U.S. Treasury securities described above.

OTHER ENTITIES

Entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities may issue inflation-indexed securities.

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However, inflation-indexed securities provide this protected return only if held to maturity.  In  addition,  inflation-indexed  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest  rates rise,  the price of  inflation-indexed  securities  and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price  volatility  but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease.  If any of these possibilities are realized,  a fund's net asset value could be negatively affected.

MORTGAGE-RELATED SECURITIEs

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage  lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates.

Other  indices,  such as the EDCOFI,  tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be  partially  stripped  so that  each  investor  class  receives  some interest and some principal.  When securities are completely stripped,  however, all of the interest is distributed to holders of one type of security,  known as an  interest-only  security  (IO),  and all of the principal is  distributed  to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest  rates rise and fall,  the value of IOs tends to move in the same  direction as interest  rates.
The cash flows and yields on IO classes are  extremely  sensitive to the rate of principal payments  (including  prepayments) on the related underlying  mortgage assets.  In the  cases of IOs,  prepayments  affect  the  amount  of cash  flows provided to the investor.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal, an investor may fail to fully recoup its initial  investment in an IO class of a stripped  mortgage-backed  security, even if the IO class is rated  AAA or Aaa or is  derived  from a full  faith and credit obligation.  However,  because commercial  mortgages are often locked out from prepayment,  or have high prepayment  penalties or a defeasance  mechanism, the prepayment  risk associated with a CMBS IO class is generally less than that of a residential IO.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of  the  loans,  the  financial  institution  providing  any  credit enhancement, and subordination levels.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans by the individual or corporate borrowers.  Although a fund would generally have no recourse  against the entity that  originated  the loans in the event of default by a borrower,  ABS  typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

FUTURES AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures  contracts.  Futures  contracts provide for the sale by one party and purchase by another party of a specific  security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.  The funds do not use futures and options transactions for speculative purposes.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading  Commission  (CFTC),  a U.S.  government  agency.  The funds may engage in futures and options transactions based on securities indices,  such as the Bond  Buyer  Municipal  Bond  Index  that  are  consistent  with the  funds'
investment  objectives.  The  funds  also may  engage  in  futures  and  options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer  Municipal  Bond Index  futures  contracts  differ  from  traditional futures  contracts in that when  delivery  takes place,  no bonds change  hands.
Instead,  these  contracts  settle in cash at the spot market  value of the Bond
Buyer Municipal Bond Index.

Although  other  types of  futures  contracts  by their  terms  call for  actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement  date. A futures  position may be closed by taking an opposite  position in an identical  contract (i.e.,  buying a contract that has  previously  been sold or selling a contract that has  previously  been bought).

To initiate and maintain open positions in a futures  contract,  a fund would be required to make a good faith margin  deposit in cash or  government  securities with a futures  broker or  custodian.  A margin  deposit is  intended  to assure completion of the contract  (delivery or acceptance of the underlying  security)
if it is not terminated  prior to the specified  delivery date.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange minimums.

Once a futures contract position is opened,  the value of the contract is marked to market daily.  If the futures  contract  price changes to the extent that the margin on deposit does not satisfy margin  requirements,  the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin,  resulting in a repayment of excess margin to the  contract  holder.  Variation  margin  payments  are  made to or from the futures  broker for as long as the contract  remains open and do not  constitute margin transactions for purposes of the funds' investment restrictions.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves certain risks. If the advisor applies a hedge at an inappropriate  time or judges interest rate trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the advisor would not otherwise elect to do
so.  In  addition,  a fund  may be  required  to  deliver  or take  delivery  of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities.
A fund also could lose margin  payments it has deposited  with a margin  broker, if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call  options that  obligate it to sell (or  deliver)  the  option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums,  or (b) for  other-than-hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid assets on its records in an amount  sufficient to cover its obligations  under the futures contracts and options.

MUNICIPAL BOND INSURERS

Securities  held by the funds may be (a)  insured  under a  new-issue  insurance policy  obtained by the issuer of the security or (b) insured  under a secondary market  insurance  policy  purchased by the fund or a previous bond holder.  The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial  Group,  Inc.  (AMBAC) is a  Delaware-domiciled  stock insurance corporation.  Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's  claims-paying ability is rated Aaa/AAA/AAA by Moody's Investors Service,  Inc. (Moody's),  Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation,  a  Delaware  corporation.  FGIC's  claims-paying  ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance  Corporation (MBIA) is a monoline  insurance company,  which is a wholly owned  subsidiary of MBIA Inc.  organized as a  Connecticut  corporation.
MBIA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Financial  Security  Assurance  Inc.  (FSA) is a  financial  guaranty  insurance company  operated  in New York,  which  became a  separately  capitalized  Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS Financial  Guaranty  North America is a wholly owned  subsidiary of CDC
IXIS Financial Guaranty Holding.  The parent of the holding company is CDC IXIS, which is an AAA-rated French financial institution that owns 100% of the holding company. Each of the three companies' claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Radian Asset  Assurance Inc.  (Radian) is the surviving  entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aaa by Moody's and
AA by S&P and Fitch.

American  Capital Access  Holdings,  Inc. is the parent company of ACA Financial
Guaranty  Corp.  (ACA).  The  parent  of ACA is owned by  several  institutional investors. Recently, S&P put ACA's rating on negative creditwatch. In August
2004,  Fitch  withdrew its rating based on ACA's  decision to no longer  provide information necessary for Fitch to maintain its rating.  S&P may restore its previous A rating and stable outlook for ACA if certain capital transactions are closed by ACA.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted  or illiquid  securities when they present  attractive  investment  opportunities that otherwise meet the funds' criteria for selection.  "Restricted  Securities" include securities that cannot be sold to the public  without  registration  under the Securities Act of
1933 or the availability of an exemption from registration (such as Rules 144 or
144A),  or that are "not readily  marketable"  because they are subject to other legal or contractual  delays in or restrictions on resale.  Rule 144A securities are  securities  that are  privately  placed  with and  traded  among  qualified institutional  investors  rather than the  general  public.  Although  Rule 144A securities  are considered  "restricted  securities,"  they are not  necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board  of  Trustees  to  determine,  such  determination  to  be  based  upon  a consideration  of the readily  available  trading  markets and the review of any contractual restrictions.  Accordingly, the Board of Trustees is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Trustees has delegated the day-to-day  function of determining  the liquidity of
Rule 144A securities to the fund managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is illiquid.  In such an event,  the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction.  Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the funds' investment restrictions,  the party identified as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

OTHER INVESTMENT COMPANIES

Each  fund  may  invest  up to 10% of  its  total  assets  in  other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT             POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the  Investment  Company  Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33-1/3% of the fund's  total assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District  of Columbia  or any of its  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission,  electric,  and gas, electric, and telephone will each be considered a separate industry, and

(d)  business credit and personal credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT       POLICY

Leveraging     A fund may not purchase additional  investment  securities at any time during which  outstanding  borrowings exceed 5% of the total assets of the fund.

Futures and    The money market fund may not purchase or sell futures  contracts
Options        or call  options.  This  limitation  does not  apply  to  options
               attached  to,  or  acquired  or  traded   together  with,   their
               underlying  securities,  and does not  apply to  securities  that incorporate features similar to options or futures contracts.

Liquidity      A fund may not  purchase  any security or enter into a repurchase agreement  if, as a result,  more than 15% of its net assets (10%
               for the  money  market  fund)  would be  invested  in  repurchase agreements  not  entitling the holder to payment of principal and interest  within seven days, and securities  that are illiquid by virtue  of legal or  contractual  restrictions  on  resale or the absence of a readily available market.

Short sales    A fund may not sell securities  short,  unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities sold short, and provided that  transactions in futures contracts  and  options  are not  deemed  to  constitute  selling securities short.

Margin         A fund may not purchase  securities  on margin,  except to obtain such  short-term  credits as are  necessary  for the clearance of transactions,  and provided  that margin  payments in  connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objectives and may generate taxable income.

PORTFOLIO TURNOVER

The  portfolio  turnover  rate of each fund  (except the money  market  fund) is listed in the Financial  Highlights  table in the  prospectuses.  Because of the short-term  nature of the money market fund's  investments,  portfolio  turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  advisor,  American
Century Investment Management,  Inc. (ACIM or the advisor); the funds' principal underwriter,  American Century Investment Services,  Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC. The trustees  serve in this capacity for eight  registered investment  companies in the American Century family of funds. All persons named as  officers  of the funds  also serve in  similar  capacities  for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed officers are interested  persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                                        LENGTH                                       COMPLEX        OTHER
                         POSITION(S)    OF TIME                                      OVERSEEN       DIRECTORSHIPS
 NAME, ADDRESS           HELD WITH      SERVED      PRINCIPAL OCCUPATION(S)          BY             HELD BY
 (YEAR OF BIRTH)         FUNDS          (YEARS)     DURING PAST 5 YEARS              TRUSTEE        TRUSTEE
 ------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
 ------------------------------------------------------------------------------------------------------------------------
 William M. Lyons        Trustee,       7           Chief Executive Officer, ACC      33            None
 4500 Main Street        Chairman                   and other ACC subsidiaries
 Kansas City, MO 64111   of the                     (September 2000 to present)
 (1955)                  Board                      President, ACC
                                                    (June 1997 to present)
                                                    President, ACIM
                                                    (September 2002 to present)
                                                    President, ACIS
                                                    (July 2003 to present)
                                                    Chief Operating Officer, ACC
                                                    (June 1996 to September 2000)
                                                    Also serves as: Executive
                                                    Vice President , ACSC and other
                                                    ACC subsidiaries
 ------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 ------------------------------------------------------------------------------------------------------------------------
 Albert Eisenstat        Trustee        9                                             33            Independent Director,
 1665 Charleston Road                               Retired, General Partner,                       SUNGARD DATA SYSTEMS
 Mountain View, CA 94043                            DISCOVERY VENTURES                              (1991 to present)
 (1930)                                             (Venture capital firm,                          Independent Director,
                                                    1996 to 1998)                                   BUSINESS OBJECTS S/A
                                                                                                    (1994 to present)
                                                                                                    Independent Director
                                                                                                    COMMERCIAL METALS
                                                                                                    (1983-2001)
-------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                                        LENGTH                                       COMPLEX        OTHER
                         POSITION(S)    OF TIME                                      OVERSEEN       DIRECTORSHIPS
 NAME, ADDRESS           HELD WITH      SERVED      PRINCIPAL OCCUPATION(S)          BY             HELD BY
 (YEAR OF BIRTH)         FUNDS          (YEARS)     DURING PAST 5 YEARS              TRUSTEE        TRUSTEE
 ------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------------
 Ronald J. Gilson         Lead        9             Charles J. Meyers Professor        33           None
 1665 Charleston Road     Trustee                   of Law and Business,
 Mountain View, CA 94043                            STANFORD LAW SCHOOL
 (1946)                                             (1979 to present)
                                                    Mark and Eva Stern
                                                    Professor of Law and
                                                    Business, COLUMBIA
                                                    UNIVERSITY SCHOOL OF LAW
                                                    (1992 to present)
                                                    Counsel, MARRON, REID &
                                                    SHEEHY (a San Francisco
                                                    law firm, 1984 to present)
 ------------------------------------------------------------------------------------------------------------------------
 Kathryn A. Hall          Trustee     3             President and Chief                33           Director, PRINCETON
 1665 Charleston Road                               Investment Officer,                             UNIVERSITY
 Mountain View, CA 94043                            OFFIT HALL CAPITAL                              INVESTMENT COMPANY
 (1957)                                             MANAGEMENT, LLC                                 (1997 to present)
                                                    (April 2002 to present)                         Director, STANFORD
                                                    President and Managing                          MANAGEMENT COMPANY
                                                    Director, LAUREL MANAGEMENT                     (2001 to present)
                                                    COMPANY, L.L.C.                                 Director, UCSF
                                                    (1996 to April 2002)                            FOUNDATION
                                                                                                    (2000 to present)
                                                                                                    Director, SAN FRANCISCO
                                                                                                    DAY SCHOOL
                                                                                                    (1999 to present)
 ------------------------------------------------------------------------------------------------------------------------
 Myron S. Scholes         Trustee     24            Partner, OAK HILL CAPITAL          33           Director, DIMENSIONAL
 1665 Charleston Road                               MANAGEMENT, (1999 to present)                   FUND ADVISORS
 Mountain View, CA 94043                            Frank E. Buck Professor                         (investment advisor,
 (1941)                                             of Finance, STANFORD                            1982 to present)
                                                    GRADUATE SCHOOL OF BUSINESS                     Director, SMITH
                                                    (1981 to present)                               BREEDEN FAMILY
                                                                                                    OF FUNDS
                                                                                                    (1992 to present)
 ------------------------------------------------------------------------------------------------------------------------
 Kenneth E. Scott         Trustee     33            Ralph M. Parsons Professor         33           None
 1665 Charleston Road                               of Law and Business,
 Mountain View, CA 94043                            STANFORD LAW SCHOOL
 (1928)                                             (1972 to present)
 -----------------------------------------------------------------------------------------------------------------------
 John B. Shoven           Trustee     2             Professor of Economics,            33           Director, CADENCE
 1665 Charleston Road                               STANFORD UNIVERSITY                             DESIGN SYSTEMS
 Mountain View, CA 94043                            (1977 to present)                               (1992 to present)
 (1947)                                                                                             Director, WATSON
                                                                                                    WYATT WORLDWIDE
                                                                                                    (2002 to present)
                                                                                                    Director, PALMSOURCE
                                                                                                    Inc.(2002 to present)
 ------------------------------------------------------------------------------------------------------------------------
 Jeanne D. Wohlers        Trustee     20            Retired, Director and Partner,     33           Director, INDUS
 1665 Charleston Road                               WINDY HILL PRODUCTIONS, LP                      INTERNATIONAL
 Mountain View, CA 94043                            (educational software,                          (software solutions,
 (1945)                                             1994 to 1998)                                   January 1999
                                                                                                    to present)
                                                                                                    Director, QUINTUS
                                                                                                    CORPORATION
                                                                                                    (automation solutions,
                                                                                                    1995 to present)
 ------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                                        LENGTH                                       COMPLEX        OTHER
                         POSITION(S)    OF TIME                                      OVERSEEN       DIRECTORSHIPS
 NAME, ADDRESS           HELD WITH      SERVED      PRINCIPAL OCCUPATION(S)          BY             HELD BY
 (YEAR OF BIRTH)         FUNDS          (YEARS)     DURING PAST 5 YEARS              TRUSTEE        TRUSTEE
 ------------------------------------------------------------------------------------------------------------------------
 OFFICERS
 ------------------------------------------------------------------------------------------------------------------------
 William M. Lyons           President     4         See entry above under             Not           See entry
 4500 Main Street                                   "Interested Trustees."            applicable    above
 Kansas City, MO 64111                              Chief Administrative Officer,                   under
 (1955)                                             ACC (August 1997 to present)                    "Interested
                                                                                                    Trustees."

 Robert T. Jackson          Executive
 4500 Main St.              Vice          4         Chief Financial Officer,          Not           Not
 Kansas City, MO 64111      President               ACC (May 1995 to October 2002)    applicable    applicable
 (1946)                                             President, ACSC
                                                    (January 1999 to present)
                                                    Executive Vice President,
                                                    ACC (May 1995 to present)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Financial Officer, ACIM, ACIS
                                                    and other ACC subsidiaries,
                                                    and Treasurer, ACIM
 ------------------------------------------------------------------------------------------------------------------------
 Maryanne Roepke            Senior Vice   4         Senior Vice President             Not           Not
 4500 Main St.              President,              (April 1998 to present)           applicable    applicable
 Kansas City, MO 64111      Treasurer               and Assistant Treasurer, ACSC
 (1956)                     and Chief               (September 1985 to present)
                            Accounting
                            Officer
 ------------------------------------------------------------------------------------------------------------------------
 David C. Tucker            Senior Vice   6         Senior Vice President             Not           Not
 4500 Main St.              President               and General Counsel,              applicable    applicable
 Kansas City, MO 64111      and                     ACIM, ACIS, ACSC and
 (1958)                     General                 other ACC subsidiaries
                            Counsel                 (June 1998 to present)
                                                    Vice President and
                                                    General Counsel, ACC
                                                    (June 1998 to present)
 ------------------------------------------------------------------------------------------------------------------------
 David H. Reinmiller        Vice          3         Chief Compliance Officer, ACSC    Not           Not
 4500 Main St.              President     less      and ACIM (March 2001 to present)  applicable    applicable
 Kansas City, MO 64111      and           than      Vice President, ACSC
 (1963)                     Chief         1         (March 2000 to present)
                            Compliance    year      Vice President, ACIM
                            Officer                 (March 2002 to present)
                                                    Vice President, ACIS
                                                    (March 2003 to present)
                                                    Assistant General Counsel, ACSC
                                                    (December 1996 to January 2001)
                                                    Associate General Counsel, ACSC
                                                    (July 2001 to present)
 -----------------------------------------------------------------------------------------------------------------------
 C. Jean Wade               Controller(1) 8         Vice President, ACSC              Not           Not
 4500 Main St.                                      (February 2000 to present)        applicable    applicable
 Kansas City, MO 64111                              Controller-Investment Accounting,
 (1964)                                             ACSC (June 1997 to present)
 -----------------------------------------------------------------------------------------------------------------------
 Robert Leach               Controller    8         Vice President, ACSC              Not           Not
 4500 Main St.                                      (February 2000 to present)        applicable    applicable
 Kansas City, MO 64111                              Controller-Investment Accounting,
 (1966)                                             ACSC (June 1997 to present)
 -----------------------------------------------------------------------------------------------------------------------
 Jon Zindel                 Tax Officer   7         Vice President, Corporate Tax,    Not           Not
 4500 Main St.                                      ACSC (April 1998 to present)      applicable    applicable
 Kansas City, MO 64111                              Vice President, ACIM, ACIS
 (1967)                                             and other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (January 2000 to December 2000)
                                                    Treasurer, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (December 2000 to December 2003)
                                                    Treasurer, AMERICAN
                                                    CENTURY VENTURES, INC.
                                                    (December 1999 to January 2001)
 -----------------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees  does not  manage  the  funds,  it has hired the  advisor to do so. The trustees,  in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the trustees may adopt Bylaws  providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate  one or more  committees  consisting  of two or more  trustees who may exercise  the powers and  authority of the board to the extent that the trustees determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  trustees  in  good  faith  shall  be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding  marketing  expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                               NUMBER OF
                                                                                               MEETINGS
                                                                                               HELD DURING
 COMMITTEE     MEMBERS                     FUNCTION                                            LAST FISCAL YEAR
 --------------------------------------------------------------------------------------------------------------
 Audit         Kenneth E. Scott            The Audit Committee approves the                     5
               Albert A. Eisenstat         engagement of the funds' independent
               Jeanne D. Wohlers           registered public accounting firm, recommends
                                           approval of such engagement to the independent
                                           trustees, and oversees the activities of the funds'
                                           independent registered public accounting firm.
                                           The Committee receives reports from the
                                           advisor's Internal Audit Department, which is
                                           accountable to the Committee. The
                                           Committee also receives reporting about
                                           compliance matters affecting the funds.
 --------------------------------------------------------------------------------------------------------------
 Governance    Kenneth E. Scott            The Governance Committee reviews Board               2
               Myron S. Scholes            procedures and committee structures. It may
               Jeanne D. Wohlers           recommend the creation of new committees,
                                           evaluate the membership structure of new and
                                           existing committees, consider the frequency
                                           and duration of Board and committee meetings
                                           and otherwise evaluate the responsibilities,
                                           compensation and resources of the Board.
 --------------------------------------------------------------------------------------------------------------
 Nominating    Jeanne D. Wohlers           The Nominating Committee primarily                   1
               Kenneth E. Scott            considers and recommends individuals
               Ronald J. Gilson            for nomination as trustees. The names of
               Albert Eisenstat            potential trustee candidates are drawn
               Myron S. Scholes            from a number of sources, including
               Kathryn A. Hall             recommendations from members of the
               John B. Shoven              board, management and shareholders.
                                           The Nominating Committee does not
                                           currently have a policy governing the
                                           circumstances under which it will or
                                           will not consider nominees
                                           recommended by shareholders.
---------------------------------------------------------------------------------------------------------------
 Portfolio     Myron S. Scholes            The Portfolio Committee reviews quarterly            6
               Kathryn A. Hall             the investment activities and strategies
               William M. Lyons (ad hoc)   used to manage fund assets. The committee
                                           regularly receives reports from portfolio
                                           managers, credit analysts and other
                                           investment personnel concerning the
                                           funds' investments.
---------------------------------------------------------------------------------------------------------------
 Quality       Ronald J. Gilson            The Quality of Service Committee reviews             5
 of            John B. Shoven              the level and quality of transfer agent and
 Service       William M. Lyons (ad hoc)   administrative services provided to the funds
                                           and their shareholders. It receives and reviews
                                           reports comparing those services to those of
                                           fund competitors and seeks to improve such
                                           services where feasible and appropriate.
 --------------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED AUGUST 31, 2004

                        TOTAL COMPENSATION   TOTAL COMPENSATION FROM THE
NAME OF TRUSTEE         FROM THE FUNDS(1)    AMERICAN CENTURY FAMILY OF FUNDS(2)

Albert Eisenstat        $x                   $x

Ronald J. Gilson        $x                   $x

Kathyrn A. Hall         $x                   $x

Myron S. Scholes        $x                   $x

Kenneth E. Scott        $x                   $x

Jeanne D. Wohlers       $x                   $x

John Shoven             $x                   $x

(1)  INCLUDES  COMPENSATION  PAID TO THE  TRUSTEES  DURING THE FISCAL YEAR ENDED
     AUGUST 31, 2004, AND ALSO INCLUDES  AMOUNTS DEFERRED AT THE ELECTION OF THE
     TRUSTEES UNDER THE AMERICAN  CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE EIGHT INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT, $X; MR. GILSON, $X; MS. HALL, $X; MR. SCHOLES, $X; MR. SCOTT, $X
     AND MR. SHOVEN, $.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances  will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended August 31, 2004.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2003, as shown in the table below:

                                                                    NAME OF TRUSTEES

                                                   WILLIAM M.     ALBERT      RONALD J.    MYRON S.
                                                     LYONS       EISENSTAT     GILSON      SCHOLES

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

     California Tax-Free Money Market                   A            A            C            B

     California Limited-Term Tax-Free                   A            A            A            A

     California Intermediate-Term Tax-Free              A            A            C            A

     California Long-Term Tax-Free                      A            A            A            A

     California High-Yield Municipal                    A            A            C            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEE IN

Family of Investment Companies                          E            E            E            E

                                                                    NAME OF TRUSTEES

                                                   KENNETH E.    JEANNE D.    KATHRYN A.   JOHN B.
                                                     SCOTT       WOHLERS        HALL       SHOVEN
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

     California Tax-Free Money Market                   B            E            A            A

     California Limited-Term Tax-Free                   E            A            A            A

     California Intermediate-Term Tax-Free              E            A            A            A

     California Long-Term Tax-Free                      A            A            A            A

     California High-Yield Municipal                    A            A            A            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEE IN

Family of Investment Companies                          E            E            C            D

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting
   =  Staggered Boards
   =  "Blank Check" Preferred Stock
   =  Elimination of Preemptive Rights
   =  Non-targeted Share Repurchase
   =  Increase in Authorized Common Stock
   =  "Supermajority" Voting Provisions or Super Voting Share Classes
   =  "Fair Price" Amendments
   =  Limiting the Right to Call Special Shareholder Meetings
   =  Poison Pills or Shareholder Rights Plans
   =  Golden Parachutes
   =  Reincorporation
   =  Confidential Voting
   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

In order to ensure appropriate  access to portfolio  holdings  information about
American  Century funds,  and to ensure that  disclosure of such  information is consistent  with the best  interests  of fund  shareholders,  ACIM has adopted a policy for the  disclosure of fund  portfolio  holdings and  characteristics  to
non-affiliates   including  individual   investors,   institutional   investors,
intermediaries that distribute the Funds' shares, third party service providers, and rating and ranking organizations as follows:

DISTRIBUTION TO THE PUBLIC

Full portfolio  holdings will be made available for  distribution  to the public quarterly with a lag time of 30 days, in addition to the portfolio disclosure in annual and semi-annual reports. Full holdings are posted on  americancentury.com quarterly on the 31st day after the end of the fiscal quarter for each issuer.

Top 10 holdings will be made available for distribution  monthly with a lag time of 30 days. Certain portfolio characteristics (as determined by the advisor from time to time) will be made available for distribution monthly with a lag time of
30 days. These holdings will be posted monthly on americancentury.com.

DISTRIBUTION TO SERVICE PROVIDERS

ACIM  recognizes  that certain  parties  (generally  investment  consultants who provide regular analysis of fund portfolios for their clients, or intermediaries who pass through information to fund shareholders) may have legitimate needs for holdings  information prior to the times prescribed  above.  These needs include preparing  reports for customers who invest in the funds,  creating  analyses of fund  characteristics for intermediary or consultant  clients,  reformatting the information for distribution to the intermediary's  clients,  and reviewing fund
performance  for  ERISA  fiduciary  purposes.   Therefore,   for  these  service
providers,  portfolio holdings and  characteristics may be provided prior to the lapse  of 30 days  as  long as the  service  provider  enters  a  non-disclosure agreement  with ACIM in which it represents  that the  information  will be used only  for  the  services  provided  to its  clients  and  agrees  to  treat  the information confidentially until the general disclosure release date.

Those service  providers who have entered such  non-disclosure  agreements as of
October 18, 2004 are as follows:

Aetna Inc.

American Express Financial Corporation

American Fidelity Assurance Co.

Ameritas Life Insurance Corporation

AUL/American United Life Insurance Company

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callen Associates, Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Frank Russell Company

Fund Evaluation Group, LLC

Gartmore Mutual Fund Capital Trust (GMFCT)

Hewitt Associates LLC

ICMA Retirement Corporation

ING

ING Life Insurance & Annuity Co.

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc

Manulife Financial

Massachusetts Mutual Life Insurance Company

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Companay

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NYLife Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

SAFECO Life

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Skandia

Smith Barney

State Street Global Markets

SunTrust Bank

The Guardian Life Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Union Central Life Insurance Company

Trusco Capital Management

Union Bank of California, n.a.

VALIC Financial Advisors

VALIC Retirement Services Company

Wachovia Bank, n.a.

Wells Fargo Bank, n.a.

DISTRIBUTION IN ONE-ON-ONE PRESENTATIONS

ACIM  recognizes  that from time to time it may receive  requests for  proposals
(RFPs) from consultants or potential  clients that request holdings  information as of a certain date and for certain  periods that may be more frequent than the parameters set out above. As long as such requests are on a one-time basis,  and do not result in continued  receipt of data, such information may be provided in the RFP. Such  information  will be provided with a  confidentiality  legend and only in cases where the recipient has indicated  that the data will be used only for legitimate purposes.

Distribution of portfolio holdings  information,  including compliance with this policy  and the  resolution  of any  potential  conflicts  that  may  arise,  is monitored  quarterly.  Any  distribution of holdings  information  other than in compliance  with this policy  would have to be  authorized  by the funds'  chief investment  officer and ACIM's Legal  Department.  The funds' board of directors has received and reviewed a summary of ACIM's policy and will be informed of any changes to or material violations of such policy on a quarterly basis.

ACIM does not receive any  compensation  from any party for the  distribution of portfolio holdings information.

ACIM reserves the right to change part or all of this policy at any time.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 2, 2004, the following  shareholders,  beneficially or of record, owned more than 5% of the outstanding shares of any class of the funds.

                                                   PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                       OF RECORD       BENEFICIALLY(1)

CALIFORNIA TAX-FREE MONEY MARKET
   Investor Class

               Morgan Guaranty Trust of NY                %            %
               Newark, DE

CALIFORNIA LIMITED-TERM TAX-FREE
   Investor Class

               Charles Schwab & Co.                       %            %
               San Francisco, CA

               Pershing LLC                               %            %
               Jersey City, NJ

               National Financial Services Corp.          %            %
               New York, NY

CALIFORNIA INTERMEDIATE-TERM TAX-FREE
   Investor Class

               Charles Schwab & Co.                       %            %
               San Francisco, CA

CALIFORNIA LONG-TERM TAX-FREE
   Investor Class

               Charles Schwab & Co.                       %            %
               San Francisco, CA

CALIFORNIA HIGH-YIELD MUNICIPAL
   Investor Class

               Charles Schwab & Co.                       %            %
               San Francisco, CA
   A Class

               Charles Schwab & Co.                       %            %
               San Francisco, CA

               MLPF&S Inc.                                %            %
               Jacksonville, FL

               American Enterprise Investment Svcs        %            %
               Minneapolis, MN
   B Class

               American Enterprise Investment Svcs        %            %
               Minneapolis, MN

               MLPF&S Inc.                                %            %
               Jacksonville, FL

               Pershing LLC                               %            %
               Jersey City, NJ
   C Class

               MLPF&S Inc.                                %            %
               Jacksonville, FL

               Citigroup Global Markets Inc.              %            %
               New York, NY
------------------------------------------------------------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of a fund's  outstanding  shares.  The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities  of American  Century  California  Tax-Free and  Municipal  Funds.  A
shareholder  owning  of  record  or  beneficially  more  than  25%  of a  fund's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders.  As of December 2, 2004, the  officers  and  trustees of the funds,  as a group,  own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the prospectuses under the heading MANAGEMENT.

For the services  provided to the funds,  the advisor receives a daily fee based on a percentage  of the net assets of a fund.  The annual rate at which this fee is assessed is  determined  daily in a multi-step  process.  First,  each of the trust's  funds is  categorized  according  to the broad  asset class in which it invests  (e.g.,  money market,  bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of  trustees  as the trust.  Together,  the Fund  Category  Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA TAX-FREE MONEY MARKET

CATEGORY ASSETS                          FEE RATE

First $1 billion                         0.2700%

Next $1 billion                          0.2270%

Next $3 billion                          0.1860%

Next $5 billion                          0.1690%

Next $15 billion                         0.1580%

Next $25 billion                         0.1575%

Thereafter                               0.1570%

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA LIMITED-TERM TAX-FREE,
CALIFORNIA INTERMEDIATE-TERM TAX-FREE AND CALIFORNIA LONG-TERM TAX-FREE

CATEGORY ASSETS                          FEE RATE

First $1 billion                         0.2800%

Next $1 billion                          0.2280%

Next $3 billion                          0.1980%

Next $5 billion                          0.1780%

Next $15 billion                         0.1650%

Next $25 billion                         0.1630%

Thereafter                               0.1625%

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA HIGH-YIELD MUNICIPAL

CATEGORY ASSETS                          FEE RATE

First $1 billion                         0.3100%

Next $1 billion                          0.2580%

Next $3 billion                          0.2280%

Next $5 billion                          0.2080%

Next $15 billion                         0.1950%

Next $25 billion                         0.1930%

Thereafter                               0.1925%

The Complex Fee is determined according to the schedule below for Investor, A, B and C Class shares.

COMPLEX FEE SCHEDULE

COMPLEX ASSETS                           FEE RATE

First $2.5 billion                       0.3100%

Next $7.5 billion                        0.3000%

Next $15 billion                         0.2985%

Next $25 billion                         0.2970%

Next $25 billion                         0.2870%

Next $25 billion                         0.2800%

Next $25 billion                         0.2700%

Next $25 billion                         0.2650%

Next $25 billion                         0.2600%

Next $25 billion                         0.2550%

Thereafter                               0.2500%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution or until the first meeting of  shareholders  following  such execution and for as long thereafter as its continuance is specifically  approved at least annually by

o    the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

o    the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  provides that the advisor shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the  aggregation of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees  incurred  by each fund for the fiscal  periods  ended
August 31, 2004, 2003 and 2002, are indicated in the following table.

UNIFIED MANAGEMENT FEES

FUND                                       2004            2003           2002
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET
   Investor Class                       $3,097,755     $3,245,204     $2,670,101
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL MONEY MARKET
   Investor Class                           N/A(1)         N/A(1)       $900,329
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE
   Investor Class                       $1,152,924     $1,151,762       $893,389
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE
   Investor Class                       $2,201,086     $2,384,424     $2,291,824
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE
   Investor Class                       $2,426,504     $2,687,720     $1,615,104
--------------------------------------------------------------------------------
CALIFORNIA INSURED TAX-FREE
   Investor Class                           N/A(2)         N/A(2)     $1,120,811
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL
   Investor Class                       $1,772,552     $1,920,220     $1,799,729

   A Class                                 $26,881      $1,751(3)            N/A

   B Class                                  $3,777        $422(3)            N/A

   C Class                                 $24,897      $3,840(3)            N/A

(1)  THE FUND WAS COMBINED WITH THE  CALIFORNIA  TAX-FREE MONEY MARKET FUND IN A
     TAX-FREE REORGANIZATION ON SEPTEMBER 3, 2002.

(2)  THE FUND WAS COMBINED  WITH THE  CALIFORNIA  LONG-TERM  TAX-FREE  FUND IN A
     TAX-FREE REORGANIZATION ON SEPTEMBER 3, 2002.

(3)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH AUGUST 31, 2003.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page xx.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page xx. ACIS does not earn  commissions for  distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York,  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the funds' assets.  The custodians  take no part in determining the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers   LLP  serves  as  the  independent   registered   public
accounting firm of the funds. The address of PricewaterhouseCoopers  LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public  accounting  firm  of  the  funds,  PricewaterhouseCoopers  LLP  provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from dealers serving as market-makers typically include a dealer's markup (i.e., a spread between the bid and asked prices). During the fiscal years ended August
31, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of the most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.

FUND    BROKER, DEALER OR PARENT     VALUE OF SECURITIES OWNED AS OF AUGUST 31, 2004
------------------------------------------------------------------------------------

Information to come

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this Statement of Additional  Information is a series of shares issued by the
Trust. In addition,  each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's (i.e.,  all funds')  outstanding  shares may be able to elect a Board of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received  from all Trust  shareholders  without  regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to  shareholders  of each fund. Any fund may be terminated by (1)
approval  of at  least  two-thirds  of the  shares  of  that  fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example, fidelity,  bonding, and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the  event  of  complete  liquidation  or  dissolution  of a fund  or  class, shareholders  of the fund or class of shares  shall be entitled to receive,  pro rata, all of the assets less the liabilities of that fund or class.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is  described  in the prospectus  of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to four classes of shares:  Investor  Class,  A Class,  B
Class and C Class. Not all funds offer all four classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds which have A and B Classes is not available  directly at no load. The A, B and C Classes also are made  available  through  financial  intermediaries,  for purchase by individual investors who receive advisory and personal services from the intermediary.  The unified management fee is the same as for Investor Class, but  the  A,  B and C  Class  shares  each  are  subject  to a  separate  Master
Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class
Plan and C Class Plan, collectively,  the Plans) described below. The Plans have been  adopted by the funds'  Board of  Trustees  in  accordance  with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan,  respectively.
The Plans are described below.

In adopting the Plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information  with respect to revenues and expenses  under the Plans is presented to the Board of Trustees  quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.  Continuance of the Plans must be approved by the Board of Trustees  (including  a majority of the  independent trustees) annually.  The Plans may be amended by a vote of the Board of Trustees
(including a majority of the  independent  trustees),  except that the Plans may not be amended to  materially  increase the amount to be spent for  distribution without  majority  approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectus,  the A Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  During the fiscal year ended August 31, 2004,  the  aggregate amount of fees paid under the A Class Plan was:

     California High Yield Municipal        $xxx

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectus,  the B Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended August 31, 2004, the aggregate  amount of fees paid under the B Class Plan was:

     California High-Yield Municipal        $xxx

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.  Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectus,  the C Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended August 31, 2004, the aggregate  amount of fees paid under the C Class Plan was:

     California High-Yield Municipal        $xxxx

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees and officers of funds  managed by the advisor,  employees of those persons and trusts and  qualified  retirement  plans  established  by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent  deferred sales charges paid to the distributor in the fiscal year ended August 31, 2004, were:

     California High-Yield Municipal
     A Class                                $0
     B Class                                $2,012
     C Class                                $6,135

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                          DEALER CONCESSION

LESS THAN $50,000                        4.00%

$50,000 - $99,999                        4.00%

$100,000 - $249,999                      3.00%

$250,000 - $499,999                      2.00%

$500,000 - $999,999                      1.75%

$1,000,000 - $3,999,999                  1.00%

$4,000,000 - $9,999,999                  0.50%

GREATER THAN $10,000,000                 0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class shares of the funds are offered at their public offering price,  which is the net asset value plus the appropriate  sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-4.50%)=$5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of regular  trading on the New York Stock  Exchange  (NYSE) on each day the NYSE is open.  The NYSE  usually  closes  at 4 p.m.  Eastern  time.  The NYSE  typically observes the  following  holidays:  New Year's Day,  Martin Luther King Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  Although the funds expect the same holidays to be observed in the  future,  the NYSE may modify its holiday  schedule at any time.

A fund's NAV is the current  value of a fund's  assets,  minus any  liabilities, divided by the number of shares  outstanding.  Expenses and  interest  earned on portfolio securities are accrued daily.

MONEY MARKET FUND

Securities  held by the money  market fund are valued at  amortized  cost.  This method  involves  valuing an  instrument at its cost and  thereafter  assuming a constant amortization to maturity of any discount or premium paid at the time of purchase.  Although this method  provides  certainty in valuation,  it generally disregards the effect of fluctuating  interest rates on an  instrument's  market value.  Consequently,  the  instrument's  amortized  cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund  shares  computed as  described  above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures  designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.  While the day-to-day  operation  of the money  market fund has been  delegated to the fund
managers,   the  quality  requirements   established  by  the  procedures  limit
investments  to certain  instruments  that the Board of Trustees has  determined present  minimal credit risks and that have been rated in one of the two highest rating  categories  as  determined by a rating agency or, in the case of unrated securities,  of comparable  quality.  The procedures require review of the money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value  calculated  by  using  available  market  quotations  deviates  from  the per-share  value based on amortized  cost.  The  procedures  also  prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions  the  advisor  and the  Board  of  Trustees  may  consider  under  these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that partially protects the money market fund against  default of principal or interest  payments on the  instruments  it holds,  and  against  bankruptcy  by  issuers  and  credit  enhancers  of  these instruments.  Although the fund will be charged premiums by an insurance company for coverage of specified  types of losses  related to default or  bankruptcy on certain securities,  the fund may incur losses regardless of the insurance.  The insurance  does not guarantee or insure that the fund will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities  held  by the  non-money  market  funds  normally  are  priced  by an independent  pricing  service,  provided  that such  prices are  believed by the advisor to reflect the fair market  value of portfolio  securities.  Information about how the fair market value of a security is  determined is contained in the funds' prospectuses.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally  determined  without  regard to bid or last sale  prices.  In  valuing securities,  the pricing  services  generally  take into  account  institutional trading activity,  trading in similar groups of securities, and any developments related to specific securities.  The methods used by the pricing service and the valuations  so  established  are  reviewed  by the  advisor  under  the  general supervision  of the Board of  Trustees.  There are a number of pricing  services available,  and the  advisor,  on the  basis  of  ongoing  evaluation  of  these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most  recently  quoted bid and asked  prices  provided  by  broker-dealers.  The municipal bond market is typically a "dealer  market";  that is, dealers buy and sell bonds for their own accounts  rather than for customers.  As a result,  the spread, or difference,  between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  each fund will be exempt from federal and state income taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and can  generally  be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal  income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.  Original  issue discount on an obligation  with interest  exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable).  Generally,  market  discount accrues  on a  daily  basis  for  each  day the  bond is held by a fund.  Market discount is calculated  on a straight line basis over the time  remaining to the bond's  maturity.  In the case of any debt security having a fixed maturity date of not more than one year from date of issue,  the gain realized on  disposition generally will be treated as a short-term capital gain.

As of August 31, 2004,  the funds in the table below had the  following  capital loss carryover,  which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.

FUND                                 2005      2006      2007       2008         2009        2012
----                                 ----      ----      ----       ----         ----        ----

California Tax-Free Money Market    ($743)    ($506)     ($35)    ($4,297)         -          -

California Limited-Term Tax-Free        -        -         -           -           -          -

California Intermediate-Term Tax-Free   -        -         -           -           -       ($205,608)

California Long-Term Tax-Free           -        -         -           -           -      ($1,223,452)

California High-Yield Municipal         -        -         -    ($727,045)   ($2,950,561)     -

Interest on certain  types of  industrial  development  bonds (small  issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons  other than the  issuer) is not exempt from  federal  income tax when received by "substantial  users" or persons related to substantial users as defined  in the Code.  The term  "substantial  user"  includes  any  "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial  development bonds. The funds may invest periodically
in  industrial  development  bonds  and,  therefore,   may  not  be  appropriate
investments  for entities that are substantial  users of facilities  financed by
industrial   development  bonds  or  "related  persons"  of  substantial  users.
Generally,  an individual  will not be a related  person of a  substantial  user under the Code unless he or his immediate  family  (spouse,  brothers,  sisters, ancestors and lineal  descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code,  any  distribution  of a fund's net realized  long-term  capital gains that is designated  by the fund as a capital gains  dividend is taxable to you as long-term  capital gains,  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains dividend you received on those shares.  Any such loss will be disallowed to the extent of any  tax-exempt  dividend  income you  received on those  shares.  In  addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as  tax-exempt  should in fact be taxable.  If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends,  capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify  that the Social  Security  number or tax  identification  number you provide is correct  and that you are not  subject to  withholding  for  previous under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While  the  interest  on bonds  issued  to  finance  essential  state  and local government  operations  is  generally  exempt from regular  federal  income tax, interest on certain "private  activity" bonds issued after August 7, 1986, while exempt from regular federal income tax,  constitutes a  tax-preference  item for taxpayers in determining  alternative  minimum tax liability  under the Code and income tax provisions of several states.

California  High-Yield  Municipal  may invest in  private  activity  bonds.  The interest on private  activity bonds could subject a shareholder  to, or increase
liability  under,  the  federal   alternative  minimum  tax,  depending  on  the
shareholder's tax situation.  The interest on California  private activity bonds is not  subject  to the  California  alternative  minimum  tax when it is earned
(either  directly  or  through  investment  in a mutual  fund)  by a  California taxpayer.  However, if either fund were to invest in private activity securities of  non-California  issuers (due to a limited supply of  appropriate  California municipal  obligations,  for example), the interest on those securities would be included in California alternative minimum taxable income.

All  distributions  derived from interest exempt from regular federal income tax may subject  corporate  shareholders  to, or increase their liability under, the alternative  minimum  tax  because  these  distributions  are  included  in  the corporation's "adjusted current earnings."

In  addition,  a  deductible   environmental  tax  of  0.12%  is  imposed  on  a
corporation's  modified  alternative  minimum  taxable  income  in  excess of $2 million.  The  environmental  tax will be imposed even if the corporation is not required to pay an alternative  minimum tax. To the extent that  exempt-interest dividends paid by a fund are included in  alternative  minimum  taxable  income, corporate shareholders may be subject to the environmental tax.

The Trust will inform California High-Yield Municipal fund shareholders annually of the  amount of  distributions  derived  from  interest  payments  on  private activity bonds.

STATE AND LOCAL TAXES

California law concerning the payment of exempt-interest dividends is similar to federal law. Assuming each fund qualifies to pay exempt-interest dividends under federal and  California  law, and to the extent that  dividends are derived from interest on tax-exempt  bonds of  California  state or local  governments,  such dividends  also will be exempt from  California  personal  income tax. The Trust will inform  shareholders  annually as to the amount of distributions  from each fund that  constitutes  exempt-interest  dividends  and  dividends  exempt  from
California  personal  income  tax.  The funds'  dividends  are not  exempt  from
California state franchise or corporate income taxes.

The funds'  dividends  may not qualify for  exemption  under income or other tax laws of state or  local  taxing  authorities  outside  California.  Shareholders should  consult their tax advisors or state or local tax  authorities  about the status of distributions from the funds in this regard.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the fiscal years ended August 31, 2004, 2003, 2002,
2001, 2000 and 1999 have been audited by PricewaterhouseCoopers LLP, independent registered public  accounting firm. Their Independent  Auditors' Reports and the financial  statements  included in the funds' Annual Reports for the fiscal year ended August 31, 2004 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As  described  in the  prospectuses,  the  funds  will  invest  in  fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA                 This is the  highest  rating  assigned  by S&P to a debt
                    obligation. It indicates an extremely strong capacity to pay interest and repay principal.

AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.

A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.

BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.

B                   Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB', but currently has the capacity to pay  interest  and  repay  principal.  Adverse  business, financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.

CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.

C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.

D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will
                    be made during such grace period.  It also will be used upon the  filing of a  bankruptcy  petition  for the  taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.

A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.

Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.

Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.

B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implies B or B3 rating.

Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.

C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.

AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.

A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.

Fitch, Inc.

BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.

BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.

B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.

CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D          The ratings of  obligations  in this  category  are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  `DD' indicates potential  recoveries in the range of 50%-90%  and `D' the  lowest  recovery  potential,  i.e., below 50%.

                    Entities  rated in this category  have  defaulted on some or all of their  obligations.  Entities  rated  `DDD'  have the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated  `DD'  and `D' are  generally  undergoing  a formal  reorganization or liquidation  process;  those rated
                    `DD'  are  likely  to  satisfy  a  higher  portion  of their outstanding  obligations,  while  entities  rated `D' have a poor prospect of repaying all obligations.

COMMERCIAL PAPER RATINGS

S&P      MOODY'S    DESCRIPTION

A-1      Prime-1    This  indicates that the degree of safety  regarding  timely
         (P-1)      payment is  strong.  Standard & Poor's  rates  those  issues
                    determined    to    possess    extremely    strong    safety
                    characteristics as A-1+.

A-2      Prime-2    Capacity  for  timely   payment  on   commercial   paper  is
         (P-2)      satisfactory,  but the  relative  degree of safety is not as high as for  issues  designated  A-1.  Earnings  trends  and coverage  ratios,  while  sound,  will  be more  subject  to
                    variation.   Capitalization  characteristics,   while  still
                    appropriated,  may be more affected by external  conditions.
                    Ample alternate liquidity is maintained.

A-3      Prime-3    Satisfactory  capacity  for timely  repayment.  Issues  that
         (P-3)      carry  this  rating  are  somewhat  more  vulnerable  to the adverse changes in circumstances  than obligations  carrying the higher designations.

NOTE RATINGS

S&P    MOODY'S         DESCRIPTION

SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds for their
                       servicing or from established and broad-based access to
                       the market for refinancing, or both.

SP-2   MIG-2; VMIG-2   Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3   MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                       accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in particular, is likely to be less well-established.

SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about  the  funds,  by  contacting  us at the  address  or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission (SEC).

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          o EDGAR database at sec.gov
                         o By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

(Investment Company Act File No. 811-3706)

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE

1-800-345-8765

AMERICANCENTURY.COM

FAX

816-340-7962

TELECOMMUNICATIONS DEVICE FOR DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS

1-800-345-3533

SH-SAI-xxx  0501

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

PART C   OTHER INFORMATION

Item 22.  Exhibits

     (a) Amended and Restated  Agreement and  Declaration of Trust,  dated March
26, 2004, is included herein.

     (b) Amended and Restated Bylaws, dated March 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 19 to the Registration Statement of
American Century  International Bond Funds on April 29, 2004, File No. 33-43321,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's  Amended and Restated Agreement and Declaration of Trust,  included as Exhibit (a) herein,  and Article II, Article VII, Article VIII and Article IX
of  Registrant's  Amended and  Restated  Bylaws,  incorporated  by  reference as
Exhibit (b) herein.

     (d) Amended and Restated  Management  Agreement  between  American  Century
California   Tax-Free  and  Municipal  Funds  and  American  Century  Investment
Management, Inc., dated August 1, 2004, is included herein.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated February 27, 2004 (filed electronically  as  Exhibit  e4 to  Post-Effective  Amendment  No.  104  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with  American  Century  Investment  Services,  Inc.,  dated May 1, 2004  (filed electronically  as  Exhibit  e5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American  Century  Investment  Services,  Inc.,  dated as of August 1, 2004
(filed  electronically as Exhibit e6 to  Post-Effective  Amendment No. 24 to the
Registration  Statement of American Century  Investment Trust, on July 29, 2004,
File No. 33-19589, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated as of September 30, 2004
(filed  electronically as Exhibit e7 to  Post-Effective  Amendment No. 20 to the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank N.A.,  dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American Century Mutual Funds,  Inc., on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration  Statement of the American Century  Government Income
Trust,  on  February  7, 1997,  File No.  2-99222,  and  incorporated  herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.,  on January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit b9b to Post-Effective  Amendment No. 23 to the Registration Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
the Registrant on December 29, 2000, File No. 2-82734,  and incorporated  herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American  Century  Government  Income Trust, on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h9 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (10) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i) Opinion and Consent of Counsel to be filed by amendment.

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, to be filed by amendment.

          (2) Power of Attorney,  dated March 1, 2004 (filed  electronically  as
Exhibit j2 to Post-Effective  Amendment No. 34 to the Registration  Statement of
American  Century  Quantitative  Equity Funds,  Inc., on March 1, 2004, File No.
33-19589, and incorporated herein by reference).

          (3) Secretary's Certificate, dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 34 to the Registration  Statement
of American Century  Quantitative Equity Funds, Inc., on March 1, 2004, File No.
33-19589, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (2)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century Government Income Trust, on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (3)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (4)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (6)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 42 to the Registration  Statement
of the  Registrant  on February 26, 2004,  File No.  2-91229,  and  incorporated herein by reference).

          (7)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (8) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (9)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (10) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2004  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (11)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

     (n)  (1) Amended and  Restated  Multiple  Class Plan,  dated  September  3,
2002,(filed  electronically as Exhibit n1 to Post-Effective  Amendment No. 35 to
the  Registration  Statement  of the  Registrant  on December  17, 2002 File No.
2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

     (o) Reserved.

     (p) American Century  Investments Code of Ethics (filed  electronically  as
Exhibit p to  Pre-Effective  Amendment  No. 1 to the  Registration  Statement of
American Century Asset Allocation Portfolios,  Inc. on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

Item 23. Persons Controlled by or Under Control with Fund

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds

American Century Government Income Trust

American Century International Bond Funds

American Century Investment Trust

American Century Municipal Trust

American Century Quantitative Equity Funds, Inc.

American Century Target Maturities Trust

American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification

     As stated in Article VII,  Section 3 of the Amended and Restated  Agreement
and Declaration of Trust, filed herein within Exhibit (a),  Indemnification "The
Trustees shall be entitled and empowered to the fullest extent  permitted by law to  purchase  insurance  for and to provide by  resolution  or in the Bylaws for indemnification  out  of  Trust  assets  for  liability  and  for  all  expenses reasonably  incurred  or paid or  expected to be paid by a Trustee or officer in connection  with any  claim,  action,  suit or  proceeding  in which he  becomes involved  by virtue of his  capacity  or former  capacity  with the  Trust.  The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, Article VI, Sections 2, 3 and 4 of the Registrant's Amended and Restated
Bylaws, dated March 26, 2004, appearing as Exhibit b to Post-Effective Amendment
No. 19 to the  Registration  Statement of American  Century  International  Bond
Funds filed on April 29, 2004, File No. 33-43321.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of the Investment Advisor

     None.

Item 26. Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of ACIS:

Name and Principal       Positions and Offices         Positions and Offices
Business Address*        with Underwriter              with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director         none

James E. Stowers III     Co-Chairman and Director      none

William M. Lyons         President,                    President,
                         Chief Executive Officer       Chairman and Trustee
                         and Director

Robert T. Jackson        Executive Vice President,     Executive Vice
                         Chief Financial Officer       President
                         and Chief Accounting
                         Officer

Donna Byers              Senior Vice President         none

Brian Jeter              Senior Vice President         none

Mark Killen              Senior Vice President         none

Dave Larrabee            Senior Vice President         none

Barry Mayhew             Senior Vice President         none

David C. Tucker          Senior Vice President         Senior Vice President
                         and General Counsel           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 27. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management,  Inc., all located at American Century, 4500 Main
Street, Kansas City, Missouri 64111.

ITEM 28. Management Services - Not applicable.

ITEM 29. Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri on the 25th day of October, 2004.

                              American Century California Tax-Free
                              and Municipal Funds (Registrant)

                              By:  /*/ William M. Lyons
                                   ---------------------------------------
                                   William M. Lyons
                                   President and Principal Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  amendment  has been  signed  below by the  following  persons  in the capacities and on the dates indicated.

Signature                    Title                      Date

*William M. Lyons            President, Chairman      October 25, 2004
------------------------     of the Board, Trustee
William M. Lyons             and Principal Executive
                             Officer

*Maryanne Roepke             Senior Vice President,   October 25, 2004
------------------------     Treasurer and Chief
Maryanne Roepke              Accounting Officer

*Albert A. Eisenstat         Trustee                  October 25, 2004
------------------------
Albert A. Eisenstat

*Ronald J. Gilson            Trustee                  October 25, 2004
------------------------
Ronald J. Gilson

*Myron S. Scholes            Trustee                  October 25, 2004
------------------------
Myron S. Scholes

*Kenneth E. Scott            Trustee                  October 25, 2004
------------------------
Kenneth E. Scott

*John B. Shoven              Trustee                  October 25, 2004
------------------------
John B. Shoven

*Jeanne D. Wohlers           Trustee                  October 25, 2004
------------------------
Jeanne D. Wohlers

*Kathryn A. Hall             Trustee                  October 25, 2004
------------------------
Kathryn A. Hall

/s/ Charles A. Etherington
----------------------------------------------
*by Charles A. Etherington,
Attorney in Fact (pursuant to
Power of Attorney dated March 1, 2004).